UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Overseas Fund Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

1.804851.109

OS-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
Australia - 3.3%
BHP Billiton Ltd.	211,768	$ 6,621
Carsales.com Ltd.	135,616	1,213
CSL Ltd.	97,363	5,782
Fortescue Metals Group Ltd.	208,017	684
G8 Education Ltd.	716,172	1,725
iSelect Ltd.	1,172,348	1,686
Macquarie Group Ltd.	43,810	1,728
Westfield Group unit	320,796	3,235
TOTAL AUSTRALIA		22,674
Bailiwick of Jersey - 1.1%
Experian PLC	98,500	1,848
Glencore Xstrata PLC	526,430	2,222
WPP PLC	207,496	3,746
TOTAL BAILIWICK OF JERSEY		7,816
Belgium - 0.5%
Ageas	35,290	1,413
KBC Groupe SA	13,159	528
UCB SA	29,600	1,706
TOTAL BELGIUM		3,647
Bermuda - 0.8%
Clear Media Ltd.	1,278,000	948
Oriental Watch Holdings Ltd.	2,992,000	914
Signet Jewelers Ltd.	49,300	3,604
TOTAL BERMUDA		5,466
Brazil - 0.7%
Anhanguera Educacional Participacoes SA	244,200	1,480
Cielo SA	128,080	3,157
TOTAL BRAZIL		4,637
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	408,700	875
Mail.Ru Group Ltd.:
GDR (e)	4,200	134
GDR (Reg. S)	113,200	3,617
TOTAL BRITISH VIRGIN ISLANDS		4,626
Canada - 0.0%
Bauer Performance Sports Ltd. (a)	23,000	252
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 4.9%
51job, Inc. sponsored ADR (a)	16,200	$ 1,077
Baidu.com, Inc. sponsored ADR (a)	42,600	5,636
Biostime International Holdings Ltd.	435,500	2,103
Bitauto Holdings Ltd. ADR (a)	195,200	2,350
Greatview Aseptic Pack Co. Ltd.	1,720,000	1,036
Hengdeli Holdings Ltd.	10,549,000	2,720
Noah Holdings Ltd. sponsored ADR (d)	129,100	1,479
SouFun Holdings Ltd. ADR (d)	144,800	5,033
Tencent Holdings Ltd.	211,000	9,571
Vipshop Holdings Ltd. ADR (a)(d)	35,600	1,499
Youku Tudou, Inc. ADR (a)(d)	38,800	861
TOTAL CAYMAN ISLANDS		33,365
Denmark - 1.9%
Danske Bank A/S (a)	51,111	942
Novo Nordisk A/S:
Series B	3,763	638
Series B sponsored ADR	65,700	11,098
TOTAL DENMARK		12,678
France - 10.2%
AXA SA	39,958	881
AXA SA sponsored ADR	67,200	1,483
Beneteau SA (a)	86,400	1,156
BNP Paribas SA	62,616	4,051
Bollore	2,702	1,295
Danone SA	119,822	9,469
Edenred SA	49,400	1,583
Essilor International SA	16,245	1,818
Gameloft Se (a)	239,900	1,944
Groupe FNAC SA (a)	1	0*
Havas SA	255,800	1,936
Iliad SA	8,762	2,067
Ipsos SA (d)	57,360	2,040
Kering SA	19,800	4,533
LVMH Moet Hennessy - Louis Vuitton SA	40,783	7,414
Pernod Ricard SA	40,400	4,810
Safran SA	52,800	3,101
Sanofi SA	80,690	8,447
Sanofi SA sponsored ADR	147,000	7,568
Common Stocks - continued
	Shares	Value (000s)
France - continued
Societe Generale Series A	36,144	$ 1,453
Total SA	47,000	2,505
TOTAL FRANCE		69,554
Germany - 4.8%
adidas AG	31,900	3,556
Allianz AG	31,366	4,890
Axel Springer Verlag	60,600	3,160
Bayer AG	55,540	6,454
Commerzbank AG (a)	23,500	201
Deutsche Bank AG	24,700	1,114
Deutsche Boerse AG	36,969	2,615
GSW Immobilien AG	25,200	1,020
Linde AG	10,929	2,105
SAP AG	96,121	7,043
Tom Tailor Holding AG (a)	28,200	614
TOTAL GERMANY		32,772
Hong Kong - 1.0%
AIA Group Ltd.	970,800	4,600
Television Broadcasts Ltd.	370,000	2,509
TOTAL HONG KONG		7,109
Ireland - 3.3%
C&C Group PLC	1,277,100	7,051
CRH PLC	205,032	4,309
Glanbia PLC	184,500	2,418
Kingspan Group PLC (United Kingdom)	298,900	4,172
Paddy Power PLC (Ireland)	53,300	4,313
TOTAL IRELAND		22,263
Isle of Man - 0.3%
Playtech Ltd.	184,213	1,952
Israel - 0.5%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	33,700	1,740
SodaStream International Ltd. (a)(d)	29,000	1,887
TOTAL ISRAEL		3,627
Italy - 1.6%
Assicurazioni Generali SpA	71,400	1,407
Brunello Cucinelli SpA	4,900	133
ENI SpA	96,700	2,136
ENI SpA sponsored ADR	22,300	985
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Moleskine SpA	565,200	$ 1,449
Tod's SpA	28,413	4,627
TOTAL ITALY		10,737
Japan - 18.8%
Cosmos Pharmaceutical Corp.	48,000	5,103
Daiwa Securities Group, Inc.	208,000	1,776
DENSO Corp.	33,000	1,503
Dentsu, Inc.	183,300	5,860
EPS Co. Ltd.	944	1,113
Fuji Media Holdings, Inc.	689	1,248
Hitachi Ltd.	1,052,000	7,070
Honda Motor Co. Ltd.	136,100	5,041
Japan Tobacco, Inc.	123,500	4,320
Kakaku.com, Inc.	98,900	3,429
Keyence Corp.	17,800	5,818
Komatsu Ltd.	97,400	2,177
Makita Corp.	31,700	1,654
Mitsubishi Corp.	152,100	2,779
Mitsubishi Electric Corp.	318,000	3,095
Mitsubishi UFJ Financial Group, Inc.	1,310,300	8,128
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	179,900	1,124
MS&AD Insurance Group Holdings, Inc.	75,400	1,958
Nomura Holdings, Inc.	204,200	1,551
Nomura Holdings, Inc. sponsored ADR	40,900	312
ORIX Corp.	580,800	8,631
Rakuten, Inc.	788,500	10,655
Ship Healthcare Holdings, Inc.	41,500	1,534
SMC Corp.	8,900	1,888
SoftBank Corp.	185,400	11,816
Start Today Co. Ltd.	105,300	2,179
Sumitomo Mitsui Financial Group, Inc.	149,900	6,848
Suzuki Motor Corp.	54,400	1,306
THK Co. Ltd.	67,300	1,406
Tokio Marine Holdings, Inc.	59,300	1,899
Toyota Motor Corp.	133,900	8,148
Toyota Motor Corp. sponsored ADR	20,200	2,462
Yahoo! Japan Corp.	8,222	4,383
TOTAL JAPAN		128,214
Kenya - 0.1%
East African Breweries Ltd.	116,216	446
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - 1.0%
Hotel Shilla Co.	66,722	$ 3,949
Samsung Electronics Co. Ltd.	2,527	2,878
TOTAL KOREA (SOUTH)		6,827
Netherlands - 1.7%
AEGON NV	109,900	847
ASML Holding NV	17,757	1,596
ING Groep NV:
(Certificaten Van Aandelen) (a)	173,010	1,766
sponsored ADR (a)	59,300	603
Koninklijke Philips Electronics NV	158,706	5,075
Yandex NV (a)	50,800	1,651
TOTAL NETHERLANDS		11,538
Nigeria - 0.2%
Guinness Nigeria PLC	395,662	604
Nigerian Breweries PLC (a)	806,417	865
TOTAL NIGERIA		1,469
Norway - 1.6%
DNB ASA	184,200	3,068
Schibsted ASA (B Shares)	126,100	6,420
StatoilHydro ASA sponsored ADR	55,700	1,203
TOTAL NORWAY		10,691
Philippines - 0.3%
Alliance Global Group, Inc.	3,777,700	2,282
South Africa - 1.3%
Life Healthcare Group Holdings Ltd.	272,900	996
Naspers Ltd. Class N	96,400	8,070
TOTAL SOUTH AFRICA		9,066
Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA	260,134	2,467
Banco Santander SA (Spain)	134,620	985
Grifols SA ADR	79,380	2,520
TOTAL SPAIN		5,972
Sweden - 2.6%
Fenix Outdoor AB	9,900	389
Investment AB Kinnevik	239,600	7,234
Nordea Bank AB	249,400	3,159
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Svenska Cellulosa AB (SCA) (B Shares)	219,300	$ 5,804
Swedbank AB (A Shares)	51,612	1,245
TOTAL SWEDEN		17,831
Switzerland - 7.5%
Compagnie Financiere Richemont SA Series A	57,808	5,659
Credit Suisse Group	51,404	1,510
Nestle SA	257,495	17,430
Sika AG (Bearer)	1,120	3,124
Swatch Group AG (Bearer)	12,750	7,577
Swiss Re Ltd.	19,790	1,576
Syngenta AG (Switzerland)	16,570	6,552
UBS AG	208,359	4,103
UBS AG (NY Shares)	108,277	2,130
Zurich Insurance Group AG	5,614	1,511
TOTAL SWITZERLAND		51,172
Taiwan - 0.4%
MediaTek, Inc.	137,000	1,644
Wowprime Corp.	66,000	908
TOTAL TAIWAN		2,552
Thailand - 0.5%
Airports of Thailand PCL (For. Reg.)	257,500	1,463
Thai Beverage PCL	4,673,000	1,986
TOTAL THAILAND		3,449
United Kingdom - 19.9%
Aberdeen Asset Management PLC	352,500	2,061
Aggreko PLC	44,800	1,213
ASOS PLC (a)	47,400	3,415
Aviva PLC	184,200	1,039
Barclays PLC	934,201	4,082
Barclays PLC sponsored ADR	42,100	736
BG Group PLC	194,118	3,504
BHP Billiton PLC	192,986	5,524
BP PLC sponsored ADR	60,866	2,522
Brammer PLC	470,400	2,825
Burberry Group PLC	150,300	3,498
Centrica PLC	477,800	2,842
Dechra Pharmaceuticals PLC	73,200	761
Diageo PLC	245,928	7,707
Dunelm Group PLC	195,800	2,934
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
GlaxoSmithKline PLC	218,400	$ 5,587
GlaxoSmithKline PLC sponsored ADR	33,000	1,682
Hays PLC	989,300	1,552
HSBC Holdings PLC:
(United Kingdom)	63,100	716
sponsored ADR	208,333	11,823
Intertek Group PLC	71,500	3,290
Johnson Matthey PLC	65,619	2,830
Legal & General Group PLC	392,976	1,153
Lloyds Banking Group PLC (a)	4,740,899	4,936
M&C Saatchi PLC	887,505	3,686
Prudential PLC	125,264	2,225
Reckitt Benckiser Group PLC	50,300	3,580
Rio Tinto PLC	105,332	4,740
Rolls-Royce Group PLC	164,274	2,936
Royal Bank of Scotland Group PLC (a)	120,080	580
Royal Dutch Shell PLC:
Class A (United Kingdom)	188,233	6,423
Class B (United Kingdom)	158,266	5,598
SABMiller PLC	154,400	7,564
Scottish & Southern Energy PLC	108,300	2,595
Standard Chartered PLC (United Kingdom)	151,358	3,510
Sthree PLC	190,600	1,000
Taylor Wimpey PLC	1,110,300	1,799
Travis Perkins PLC	207,300	5,367
William Hill PLC	770,166	5,700
TOTAL UNITED KINGDOM		135,535
United States of America - 5.2%
Deckers Outdoor Corp. (a)(d)	57,500	3,153
Dunkin' Brands Group, Inc.	59,700	2,579
eBay, Inc. (a)	23,800	1,230
GNC Holdings, Inc.	43,100	2,275
Google, Inc. Class A (a)	7,000	6,213
LinkedIn Corp. (a)	7,700	1,569
MercadoLibre, Inc. (d)	20,500	2,407
Monsanto Co.	17,800	1,758
priceline.com, Inc. (a)	3,700	3,240
Tiffany & Co., Inc.	47,200	3,753
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Visa, Inc. Class A	32,000	$ 5,664
Yahoo!, Inc. (a)	62,900	1,767
TOTAL UNITED STATES OF AMERICA		35,608
TOTAL COMMON STOCKS (Cost $561,832)		665,827
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
Sartorius AG (non-vtg.)	16,700	1,829
Volkswagen AG	32,300	7,677
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,195)		9,506
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.11% (b)	6,031,755	6,032
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	11,962,124	11,962
TOTAL MONEY MARKET FUNDS (Cost $17,994)		17,994
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $587,021)		693,327
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(11,245)
NET ASSETS - 100%		$ 682,082
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,000 or 0.0% of net assets.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	308
Total	$ 312
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 171,535	$ 154,600	$ 16,935	$ -
Consumer Staples	83,000	57,863	25,137	-
Energy	24,876	8,214	16,662	-
Financials	130,332	87,435	42,897	-
Health Care	59,533	44,861	14,672	-
Industrials	54,527	49,452	5,075	-
Information Technology	89,830	82,787	7,043	-
Materials	42,380	14,634	27,746	-
Telecommunication Services	13,883	13,883	-	-
Utilities	5,437	5,437	-	-
Money Market Funds	17,994	17,994	-	-
Total Investments in Securities:	$ 693,327	$ 537,160	$ 156,167	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 17,307
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $599,214,000. Net unrealized appreciation aggregated $94,113,000, of which $136,761,000 related to appreciated investment securities and $42,648,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value Leaders Fund Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

1.804852.109

AVLF-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.8%
Johnson Controls, Inc.	5,703	$ 229,318
Automobiles - 1.0%
Ford Motor Co.	16,163	272,831
Diversified Consumer Services - 2.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	26,069	474,977
DeVry, Inc.	5,467	164,447
		639,424
Media - 2.3%
DISH Network Corp. Class A	6,606	294,958
Washington Post Co. Class B	668	358,956
		653,914
Multiline Retail - 0.5%
J.C. Penney Co., Inc. (a)(d)	9,771	142,657
TOTAL CONSUMER DISCRETIONARY		1,938,144
CONSUMER STAPLES - 7.4%
Beverages - 0.3%
PepsiCo, Inc.	900	75,186
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	5,390	331,431
Wal-Mart Stores, Inc.	5,842	455,325
		786,756
Food Products - 2.8%
Kraft Foods Group, Inc.	6,933	392,269
Mondelez International, Inc.	13,002	406,573
		798,842
Household Products - 1.5%
Procter & Gamble Co.	5,499	441,570
TOTAL CONSUMER STAPLES		2,102,354
ENERGY - 16.0%
Energy Equipment & Services - 2.3%
Cameron International Corp. (a)	4,123	244,494
Halliburton Co.	8,999	406,665
		651,159
Oil, Gas & Consumable Fuels - 13.7%
Anadarko Petroleum Corp.	6,333	560,597
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	6,280	$ 503,970
Chevron Corp.	6,725	846,610
Exxon Mobil Corp.	12,605	1,181,719
Occidental Petroleum Corp.	9,137	813,650
		3,906,546
TOTAL ENERGY		4,557,705
FINANCIALS - 25.9%
Capital Markets - 5.2%
Bank of New York Mellon Corp.	6,700	210,715
Carlyle Group LP	5,100	142,749
E*TRADE Financial Corp. (a)	30,867	459,918
Goldman Sachs Group, Inc.	983	161,241
Raymond James Financial, Inc.	4,041	178,087
State Street Corp.	4,632	322,711
		1,475,421
Commercial Banks - 7.3%
Fifth Third Bancorp	23,305	448,155
KeyCorp	49,881	613,037
U.S. Bancorp	6,971	260,158
Wells Fargo & Co.	13,326	579,681
Zions Bancorporation	5,598	165,925
		2,066,956
Consumer Finance - 1.8%
Capital One Financial Corp.	7,500	517,650
Diversified Financial Services - 7.1%
Bank of America Corp.	29,755	434,423
Citigroup, Inc.	17,359	905,098
JPMorgan Chase & Co.	12,525	698,018
		2,037,539
Insurance - 4.5%
Allstate Corp.	3,840	195,763
American International Group, Inc.	4,564	207,708
Assurant, Inc.	2,967	160,693
Fidelity National Financial, Inc. Class A	5,300	129,744
MetLife, Inc.	1,188	57,523
Reinsurance Group of America, Inc.	1,336	90,968
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	2,387	$ 206,476
XL Group PLC Class A	7,831	245,502
		1,294,377
TOTAL FINANCIALS		7,391,943
HEALTH CARE - 11.3%
Health Care Providers & Services - 1.6%
HCA Holdings, Inc.	8,170	318,630
WellPoint, Inc.	1,700	145,452
		464,082
Pharmaceuticals - 9.7%
Merck & Co., Inc.	21,250	1,023,613
Pfizer, Inc.	36,378	1,063,329
Zoetis, Inc. Class A	22,600	673,706
		2,760,648
TOTAL HEALTH CARE		3,224,730
INDUSTRIALS - 6.8%
Aerospace & Defense - 2.1%
Textron, Inc.	21,442	587,082
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	2,788	165,050
Industrial Conglomerates - 4.1%
General Electric Co.	48,527	1,182,604
TOTAL INDUSTRIALS		1,934,736
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 1.7%
Cisco Systems, Inc.	18,764	479,420
Computers & Peripherals - 0.6%
Hewlett-Packard Co.	6,158	158,137
Internet Software & Services - 2.0%
Yahoo!, Inc. (a)	20,189	567,109
IT Services - 0.2%
Global Payments, Inc.	1,500	69,465
Office Electronics - 1.8%
Xerox Corp.	52,976	513,867
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp. Class A	3,600	$ 99,252
Intel Corp.	3,262	76,005
Micron Technology, Inc. (a)	3,273	43,367
		218,624
Software - 6.3%
Activision Blizzard, Inc.	24,526	440,977
Comverse, Inc.	9,935	311,164
Symantec Corp.	25,491	680,100
Verint Systems, Inc. (a)	10,554	377,622
		1,809,863
TOTAL INFORMATION TECHNOLOGY		3,816,485
MATERIALS - 4.2%
Chemicals - 0.9%
The Dow Chemical Co.	7,641	267,741
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	4,675	204,905
Metals & Mining - 2.1%
Freeport-McMoRan Copper & Gold, Inc.	3,749	106,022
Newmont Mining Corp.	16,012	480,360
		586,382
Paper & Forest Products - 0.5%
International Paper Co.	2,722	131,500
TOTAL MATERIALS		1,190,528
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.3%
tw telecom, Inc. (a)	3,376	100,537
Wireless Telecommunication Services - 1.0%
Sprint Corp. (a)	4,915	29,293
T-Mobile US, Inc. (a)	10,651	256,796
		286,089
TOTAL TELECOMMUNICATION SERVICES		386,626
Common Stocks - continued
	Shares	Value
UTILITIES - 1.3%
Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	4,900	$ 121,618
Sempra Energy	2,839	248,782
		370,400
TOTAL COMMON STOCKS (Cost $24,278,049)		26,913,651
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 8/15/13 to 8/29/13 (Cost $39,999)	$ 40,000	40,000
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	1,543,063	1,543,063
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	150,750	150,750
TOTAL MONEY MARKET FUNDS (Cost $1,693,813)		1,693,813
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $26,011,861)		28,647,464
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(126,848)
NET ASSETS - 100%		$ 28,520,616
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,208
Fidelity Securities Lending Cash Central Fund	10,115
Total	$ 11,323
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,938,144	$ 1,938,144	$ -	$ -
Consumer Staples	2,102,354	2,102,354	-	-
Energy	4,557,705	4,557,705	-	-
Financials	7,391,943	7,391,943	-	-
Health Care	3,224,730	3,224,730	-	-
Industrials	1,934,736	1,934,736	-	-
Information Technology	3,816,485	3,816,485	-	-
Materials	1,190,528	1,190,528	-	-
Telecommunication Services	386,626	386,626	-	-
Utilities	370,400	370,400	-	-
U.S. Government and Government Agency Obligations	40,000	-	40,000	-
Money Market Funds	1,693,813	1,693,813	-	-
Total Investments in Securities:	$ 28,647,464	$ 28,607,464	$ 40,000	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $26,569,057. Net unrealized appreciation aggregated $2,078,407, of which $3,926,941 related to appreciated investment securities and $1,848,534 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global
Equity Income Fund:
Class A
Class T
Class C
Institutional Class

July 31, 2013

1.938155.101

AGED-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 1.1%
Australia & New Zealand Banking Group Ltd.	1,213	$ 32,447
SP AusNet unit	605	642
Telstra Corp. Ltd.	5,268	23,628
TOTAL AUSTRALIA		56,717
Bailiwick of Jersey - 1.2%
Informa PLC	3,935	31,427
Wolseley PLC	662	31,682
TOTAL BAILIWICK OF JERSEY		63,109
Brazil - 0.6%
Smiles SA	2,400	29,456
Canada - 1.8%
Fairfax Financial Holdings Ltd. (sub. vtg.)	60	23,834
Loblaw Companies Ltd.	710	33,879
Power Corp. of Canada (sub. vtg.)	1,250	35,939
TOTAL CANADA		93,652
Cayman Islands - 0.4%
Springland International Holdings Ltd.	40,000	20,682
Chile - 1.2%
Aguas Andinas SA	50,634	35,474
Banco Santander Chile	148,760	8,323
Inversiones La Construccion SA	1,403	18,089
TOTAL CHILE		61,886
Denmark - 0.6%
Novo Nordisk A/S Series B	169	28,674
Finland - 1.0%
Sampo Oyj (A Shares)	1,200	52,618
France - 3.7%
Arkema SA	313	31,376
Edenred SA	799	25,601
Ipsos SA	509	18,100
Sanofi SA	846	88,562
Total SA	521	27,763
TOTAL FRANCE		191,402
Germany - 4.0%
AURELIUS AG	2,471	73,948
BASF AG	469	41,591
Hugo Boss AG	240	27,835
Common Stocks - continued
	Shares	Value
Germany - continued
OSRAM Licht AG (a)	42	$ 1,637
Siemens AG	540	59,309
TOTAL GERMANY		204,320
Hong Kong - 0.5%
HKT Trust / HKT Ltd. unit	26,000	25,445
Indonesia - 0.5%
PT Telkomunikasi Indonesia Tbk Series B	23,500	27,187
Ireland - 3.0%
Accenture PLC Class A	1,010	74,548
FBD Holdings PLC	1,900	40,695
Irish Continental Group PLC unit	1,200	36,718
TOTAL IRELAND		151,961
Israel - 1.6%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	1,600	82,603
Japan - 6.0%
Daito Trust Construction Co. Ltd.	300	27,454
Japan Retail Fund Investment Corp.	19	37,453
Japan Tobacco, Inc.	3,000	104,943
KDDI Corp.	500	27,627
Nippon Telegraph & Telephone Corp.	700	35,315
Relo Holdings Corp.	600	29,415
Seven Bank Ltd.	7,200	26,694
Workman Co. Ltd.	500	19,610
TOTAL JAPAN		308,511
Korea (South) - 1.6%
Coway Co. Ltd.	914	48,803
LG Telecom Ltd. (a)	2,790	34,015
TOTAL KOREA (SOUTH)		82,818
Netherlands - 2.5%
Koninklijke Philips Electronics NV	2,268	72,528
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,400	56,170
TOTAL NETHERLANDS		128,698
Nigeria - 0.3%
Nestle Foods Nigeria PLC	2,309	14,237
Common Stocks - continued
	Shares	Value
Norway - 1.0%
Gjensidige Forsikring ASA	1,100	$ 17,034
Telenor ASA	1,600	35,433
TOTAL NORWAY		52,467
Panama - 1.4%
Copa Holdings SA Class A	534	74,317
Russia - 0.5%
Mobile TeleSystems OJSC	3,300	27,416
Singapore - 0.7%
United Overseas Bank Ltd.	2,000	33,773
South Africa - 2.1%
Astral Foods Ltd.	5,500	51,792
Clicks Group Ltd.	3,530	20,538
Reunert Ltd.	5,600	38,026
TOTAL SOUTH AFRICA		110,356
Spain - 1.9%
Grifols SA ADR	2,236	70,971
Inditex SA	207	27,593
TOTAL SPAIN		98,564
Sweden - 5.0%
Intrum Justitia AB	3,570	90,918
Nordea Bank AB	2,000	25,329
Svenska Handelsbanken AB (A Shares)	2,290	103,993
Swedish Match Co. AB	990	36,984
TOTAL SWEDEN		257,224
Switzerland - 2.6%
Roche Holding AG (participation certificate)	344	84,750
UBS AG	2,543	50,074
TOTAL SWITZERLAND		134,824
Taiwan - 0.9%
Chipbond Technology Corp.	10,000	22,070
Far EasTone Telecommunications Co. Ltd.	10,000	25,471
TOTAL TAIWAN		47,541
United Kingdom - 12.2%
British American Tobacco PLC (United Kingdom)	2,046	109,148
Dunelm Group PLC	1,687	25,279
Ensco PLC Class A	593	34,003
Common Stocks - continued
	Shares	Value
United Kingdom - continued
GlaxoSmithKline PLC	3,598	$ 92,050
Hilton Food Group PLC	8,316	51,488
Imperial Tobacco Group PLC	807	27,082
Reckitt Benckiser Group PLC	779	55,449
Royal Dutch Shell PLC Class A (United Kingdom)	2,423	82,676
The Restaurant Group PLC	4,005	32,260
Vodafone Group PLC	24,418	73,134
WH Smith PLC	4,074	48,248
TOTAL UNITED KINGDOM		630,817
United States of America - 35.7%
American Tower Corp.	683	48,350
Apple, Inc.	190	85,975
Applied Industrial Technologies, Inc.	500	26,080
Cedar Fair LP (depositary unit)	986	42,309
Chevron Corp.	691	86,990
Comcast Corp. Class A	1,745	78,665
Cullen/Frost Bankers, Inc.	490	35,300
Dr. Pepper Snapple Group, Inc.	1,268	59,266
Dun & Bradstreet Corp.	253	26,218
Eli Lilly & Co.	585	31,069
General Electric Co.	4,586	111,761
H&R Block, Inc.	881	27,690
Hubbell, Inc. Class B	625	67,094
IBM Corp.	274	53,441
Iron Mountain, Inc.	400	11,120
ITC Holdings Corp.	366	33,588
Johnson & Johnson	1,284	120,054
JPMorgan Chase & Co.	1,012	56,399
L Brands, Inc.	503	28,052
Liberty Media Corp. Interactive Series A (a)	1,650	40,359
Lorillard, Inc.	523	22,243
Merck & Co., Inc.	2,024	97,496
Microsoft Corp.	2,104	66,970
National Penn Bancshares, Inc.	3,771	40,689
ONEOK, Inc.	300	15,885
Psychemedics Corp.	1,411	16,988
Sempra Energy	499	43,727
Tesoro Logistics LP	256	13,693
The Williams Companies, Inc.	1,072	36,630
TransDigm Group, Inc.	156	22,556
U.S. Bancorp	2,249	83,933
Common Stocks - continued
	Shares	Value
United States of America - continued
United Technologies Corp.	899	$ 94,907
VF Corp.	321	63,237
Visa, Inc. Class A	100	17,701
Wells Fargo & Co.	2,523	109,751
Western Gas Partners LP	447	27,535
TOTAL UNITED STATES OF AMERICA		1,843,721
TOTAL COMMON STOCKS (Cost $4,371,869)		4,934,996
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Volkswagen AG (Cost $51,098)	250	59,417
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.11% (b) (Cost $213,430)	213,430	213,430
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,636,397)		5,207,843
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(46,621)
NET ASSETS - 100%		$ 5,161,222
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 229
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 669,022	$ 669,022	$ -	$ -
Consumer Staples	725,822	560,504	165,318	-
Energy	309,290	198,851	110,439	-
Financials	1,011,534	961,460	50,074	-
Health Care	630,614	421,328	209,286	-
Industrials	790,472	658,635	131,837	-
Information Technology	320,705	320,705	-	-
Materials	72,967	72,967	-	-
Telecommunication Services	334,671	199,035	135,636	-
Utilities	129,316	129,316	-	-
Money Market Funds	213,430	213,430	-	-
Total Investments in Securities:	$ 5,207,843	$ 4,405,253	$ 802,590	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $4,643,847. Net unrealized appreciation aggregated $563,996, of which $642,000 related to appreciated investment securities and $78,004 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

1.804857.109

AEA-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 0.1%
Fortescue Metals Group Ltd.	95,150	$ 313,024
Bermuda - 1.9%
BW Offshore Ltd.	212,900	281,082
Cafe de Coral Holdings Ltd.	262,000	851,307
CSI Properties Ltd.	6,770,000	279,334
Genting Hong Kong Ltd. (a)	490,000	215,600
Great Eagle Holdings Ltd.	416,000	1,576,977
Hongkong Land Holdings Ltd.	162,000	1,096,740
Jardine Matheson Holdings Ltd.	4,800	262,704
Luk Fook Holdings International Ltd.	66,000	184,667
Mandarin Oriental International Ltd.	43,000	68,370
Orient Overseas International Ltd.	62,000	344,151
Oriental Watch Holdings Ltd.	1,280,000	391,150
TOTAL BERMUDA		5,552,082
Cayman Islands - 10.4%
AAC Acoustic Technology Holdings, Inc.	126,000	586,492
Baidu.com, Inc. sponsored ADR (a)	12,400	1,640,644
Baoxin Auto Group Ltd.	641,500	471,472
Bitauto Holdings Ltd. ADR (a)	4,375	52,675
Chailease Holding Co. Ltd.	139,000	332,729
China Medical System Holdings Ltd.	615,000	555,083
China Mengniu Dairy Co. Ltd.	306,000	1,225,089
China Resources Cement Holdings Ltd.	842,000	455,980
China Sanjiang Fine Chemicals	902,000	445,441
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	123,000	31,402
Cimc Enric Holdings Ltd.	156,000	197,726
Country Garden Holdings Co. Ltd.	2,310,000	1,304,580
Ctrip.com International Ltd. sponsored ADR (a)	18,000	659,340
ENN Energy Holdings Ltd.	82,000	454,111
Greatview Aseptic Pack Co. Ltd.	262,000	157,762
Greentown China Holdings Ltd.	220,500	437,838
Haitian International Holdings Ltd.	433,000	731,381
Hengan International Group Co. Ltd.	248,500	2,729,924
Ju Teng International Holdings Ltd.	880,000	427,768
Kingsoft Corp. Ltd.	157,000	270,452
KWG Property Holding Ltd.	1,392,000	798,700
Lee & Man Paper Manufacturing Ltd.	1,740,000	1,132,988
Lifestyle International Holdings Ltd.	544,000	1,294,837
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	53,700	1,336,056
Mindray Medical International Ltd. sponsored ADR (d)	4,600	188,370
Pactera Technology International Ltd. ADR	16,210	108,607
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
SINA Corp. (a)	2,400	$ 165,528
SouFun Holdings Ltd. ADR	19,200	667,392
Springland International Holdings Ltd.	3,585,000	1,853,609
SPT Energy Group, Inc.	380,000	225,876
Tencent Holdings Ltd.	180,400	8,183,083
TPK Holding Co. Ltd.	81,000	951,909
Value Partners Group Ltd.	387,000	214,568
Vinda International Holdings Ltd.	76,000	75,357
Wynn Macau Ltd.	324,400	920,213
Zhen Ding Technology Holding Ltd.	50,400	113,587
TOTAL CAYMAN ISLANDS		31,398,569
China - 13.6%
Angang Steel Co. Ltd. (H Shares) (a)	1,330,000	737,403
China BlueChemical Ltd. (H Shares)	680,000	313,889
China Communications Construction Co. Ltd. (H Shares)	1,320,000	1,009,284
China Communications Services Corp. Ltd. (H Shares)	2,850,000	1,852,081
China Construction Bank Corp. (H Shares)	9,261,000	6,913,867
China Eastern Airlines Corp. Ltd. (H Shares) (a)	682,000	209,289
China Longyuan Power Grid Corp. Ltd. (H Shares)	907,000	955,463
China Merchants Bank Co. Ltd. (H Shares)	1,032,500	1,736,010
China Pacific Insurance Group Co. Ltd. (H Shares)	613,200	2,051,748
China Railway Construction Corp. Ltd. (H Shares)	1,458,000	1,483,266
China Railway Group Ltd. (H Shares)	2,229,000	1,198,480
China Shenhua Energy Co. Ltd. (H Shares)	873,500	2,522,874
China Suntien Green Energy Corp. Ltd. (H Shares)	3,138,000	1,136,957
Great Wall Motor Co. Ltd. (H Shares)	424,000	1,979,060
Guangzhou R&F Properties Co. Ltd. (H Shares)	620,000	964,103
Harbin Power Equipment Co. Ltd. (H Shares)	850,000	522,784
Huaneng Power International, Inc. (H Shares)	1,370,000	1,428,646
Industrial & Commercial Bank of China Ltd. (H Shares)	7,917,000	5,206,135
Maanshan Iron & Steel Ltd. (H Shares) (a)	1,274,000	302,254
PetroChina Co. Ltd. (H Shares)	4,352,000	5,083,671
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	403,500	2,611,752
Sinotrans Ltd. (H Shares)	3,212,000	604,662
TOTAL CHINA		40,823,678
Hong Kong - 13.4%
AIA Group Ltd.	1,983,400	9,398,364
Champion (REIT)	1,381,000	607,201
China Mobile Ltd.	896,000	9,531,613
China Pharmaceutical Group Ltd.	532,000	279,870
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Resources Power Holdings Co. Ltd.	968,000	$ 2,254,123
City Telecom (HK) Ltd. (CTI)	1,170,000	371,112
Dah Chong Hong Holdings Ltd.	615,000	465,477
Dah Sing Banking Group Ltd.	180,800	209,810
Fosun International Ltd.	686,500	520,478
Galaxy Entertainment Group Ltd. (a)	536,000	2,823,199
Hysan Development Co. Ltd.	373,000	1,584,707
Lenovo Group Ltd.	668,000	608,948
Magnificent Estates Ltd.	1,778,000	82,531
Melco International Development Ltd.	578,000	1,165,599
New World Development Co. Ltd.	1,101,194	1,610,132
New World Development Co. Ltd. rights (a)	13,764	0
PCCW Ltd.	3,690,000	1,679,522
Singamas Container Holdings Ltd.	1,996,000	429,795
SinoMedia Holding Ltd.	161,000	142,408
Vitasoy International Holdings Ltd.	700,000	857,445
Wharf Holdings Ltd.	336,000	2,891,846
Wheelock and Co. Ltd.	274,000	1,427,304
Wing Hang Bank Ltd.	147,500	1,367,431
TOTAL HONG KONG		40,308,915
India - 5.3%
Apollo Tyres Ltd.	323,427	357,680
Axis Bank Ltd.	41,613	707,431
Bharat Heavy Electricals Ltd.	310,335	807,264
Coal India Ltd.	206,172	953,869
Cox & Kings India Ltd.	131,185	214,923
Dena Bank	168,270	149,182
Hathway Cable & Datacom Ltd. (a)	126,741	568,153
Havells India Ltd.	17,011	170,082
HCL Infosystems Ltd. (a)	304,875	149,294
HDFC Bank Ltd.	270,185	2,708,327
Housing Development Finance Corp. Ltd.	255,659	3,362,784
IL&FS Transportation Networks Ltd.	25,497	50,424
Mahindra & Mahindra Financial Services Ltd.	138,327	531,100
Maruti Suzuki India Ltd.	40,559	885,949
McLeod Russel India Ltd.	116,293	547,497
MindTree Consulting Ltd.	28,454	448,704
MRF Ltd.	955	207,422
Muthoot Finance Ltd. (a)	123,681	155,071
NIIT Technologies Ltd.	62,779	247,794
NTPC Ltd.	471,275	1,012,171
Common Stocks - continued
	Shares	Value
India - continued
Shriram City Union Finance Ltd.	29,209	$ 446,379
Sintex Industries Ltd. (a)	250,804	108,391
Strides Arcolab Ltd.	41,354	400,697
Tata Chemicals Ltd.	30,195	128,163
United Phosphorous Ltd.	269,599	564,184
Zydus Wellness Ltd.	7,735	77,471
TOTAL INDIA		15,960,406
Indonesia - 3.9%
PT ACE Hardware Indonesia Tbk	4,525,000	317,003
PT Bank Negara Indonesia (Persero) Tbk	1,424,500	592,531
PT Bank Rakyat Indonesia Tbk	4,558,500	3,659,222
PT BISI International Tbk	1,735,500	104,696
PT Express Transindo Utama Tbk	1,044,500	160,575
PT Kalbe Farma Tbk	8,118,000	1,129,530
PT Lippo Karawaci Tbk	1,921,000	239,249
PT Pembangunan Perumahan Persero Tbk	7,025,500	970,685
PT Semen Gresik (Persero) Tbk	670,000	990,903
PT Surya Semesta Internusa Tbk	1,081,500	98,916
PT Telkomunikasi Indonesia Tbk Series B	2,771,500	3,206,318
PT Tempo Scan Pacific Tbk	898,000	358,239
TOTAL INDONESIA		11,827,867
Japan - 0.3%
Fuji Media Holdings, Inc.	154	278,870
Suzuki Motor Corp.	28,500	684,338
TOTAL JAPAN		963,208
Korea (South) - 16.9%
Chong Kun Dang Pharmaceutical Corp.	9,555	597,772
CJ CGV Co. Ltd.	7,003	299,140
CJ Corp.	17,524	1,785,617
CJ O Shopping Co. Ltd.	969	315,613
Daesang Corp.	7,530	236,213
DGB Financial Group Co. Ltd.	175,610	2,633,290
Hotel Shilla Co.	18,194	1,076,711
Hyundai Motor Co.	28,093	5,812,602
Hyundai Steel Co.	16,702	1,016,656
Korea Electric Power Corp. (a)	60,890	1,554,035
Korea Investment Holdings Co. Ltd.	9,820	354,803
LG Home Shopping, Inc.	979	216,239
LG International Corp.	46,630	1,276,028
LG Telecom Ltd. (a)	119,260	1,454,002
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Lotte Samkang Co. Ltd.	3,265	$ 1,737,536
NHN Corp.	9,220	2,408,178
POSCO	13,756	3,949,971
Samsung Electronics Co. Ltd.	13,354	15,211,461
Samsung Heavy Industries Co. Ltd.	88,730	3,154,545
Samsung Techwin Co. Ltd.	10,212	639,783
SBS Contents Hub Co. Ltd.	12,352	155,540
Shinhan Financial Group Co. Ltd.	80,260	2,924,933
SK Telecom Co. Ltd.	6,504	1,274,023
Soulbrain Co. Ltd.	20,548	834,757
TOTAL KOREA (SOUTH)		50,919,448
Malaysia - 4.0%
British American Tobacco (Malaysia) Bhd	31,200	589,114
Bumiputra-Commerce Holdings Bhd	1,477,700	3,582,165
DiGi.com Bhd	70,300	100,692
Glomac Bhd	1,639,500	606,006
Malayan Banking Bhd	736,400	2,327,264
Malaysian Plantations Bhd	599,900	990,440
Tenaga Nasional Bhd	663,200	1,816,063
TIME dotCom Bhd	293,300	337,884
UMW Holdings Bhd	176,400	753,089
YTL Corp. Bhd	1,675,600	861,929
TOTAL MALAYSIA		11,964,646
Papua New Guinea - 0.2%
Oil Search Ltd. ADR	68,881	501,501
Philippines - 1.3%
Cebu Air, Inc.	254,000	367,409
Holcim Philippines, Inc.	100,600	31,349
Manila Water Co., Inc.	2,143,700	1,605,925
PUREGOLD Price Club, Inc.	680,100	640,969
Security Bank Corp.	324,170	1,074,349
Vista Land & Lifescapes, Inc.	1,357,000	179,580
TOTAL PHILIPPINES		3,899,581
Singapore - 6.6%
Ascendas Real Estate Investment Trust	1,170,000	2,117,480
Ezion Holdings Ltd.	101,000	176,433
First Resources Ltd.	327,000	432,278
Keppel Corp. Ltd.	467,000	3,803,321
Mapletree Industrial (REIT)	1,601,826	1,701,590
Common Stocks - continued
	Shares	Value
Singapore - continued
Mapletree Logistics Trust (REIT)	1,203,243	$ 1,008,344
Singapore Airport Terminal Service Ltd.	139,000	363,127
Singapore Post Ltd.	346,000	358,020
StarHub Ltd.	412,000	1,426,447
United Overseas Bank Ltd.	264,000	4,457,993
UOL Group Ltd.	440,000	2,416,650
Wing Tai Holdings Ltd.	487,000	816,233
Yanlord Land Group Ltd.	878,000	853,232
TOTAL SINGAPORE		19,931,148
Taiwan - 11.3%
Catcher Technology Co. Ltd.	293,000	1,269,878
Chicony Electronics Co. Ltd.	557,595	1,334,733
Chinatrust Financial Holding Co. Ltd.	4,638,295	3,061,785
Chipbond Technology Corp.	447,000	986,544
E.SUN Financial Holdings Co. Ltd.	131,096	87,412
ECLAT Textile Co. Ltd.	42,000	323,454
Far EasTone Telecommunications Co. Ltd.	367,000	934,782
Fubon Financial Holding Co. Ltd.	2,196,000	3,082,234
LITE-ON Technology Corp.	804,000	1,367,028
MediaTek, Inc.	239,000	2,868,478
PChome Online, Inc.	73,000	416,169
Pegatron Corp. (a)	403,000	595,196
Sinopac Holdings Co.	1,848,000	930,315
Taishin Financial Holdings Co. Ltd.	3,982,000	1,851,939
Taiwan Hon Chuan Enterprise Co. Ltd.	138,000	306,411
Taiwan Semiconductor Manufacturing Co. Ltd.	3,610,393	12,274,344
Unified-President Enterprises Corp.	1,084,150	2,212,035
Wowprime Corp.	14,300	196,658
TOTAL TAIWAN		34,099,395
Thailand - 7.5%
Advanced Info Service PCL (For. Reg.)	336,400	3,061,111
Airports of Thailand PCL (For. Reg.)	269,800	1,533,346
Amata Corp. PCL (For. Reg.)	906,600	489,193
Delta Electronics PCL (For. Reg.)	243,600	348,056
Kasikornbank PCL:
NVDR	55,600	323,978
(For. Reg.)	508,200	3,034,272
Minor International PCL (For. Reg.)	303,900	223,171
Preuksa Real Estate PCL (For. Reg.)	1,458,000	875,172
PTT Global Chemical PCL (For. Reg.)	675,867	1,424,241
Common Stocks - continued
	Shares	Value
Thailand - continued
PTT PCL (For. Reg.)	347,400	$ 3,671,437
Siam Cement PCL NVDR unit	176,600	2,582,465
Siam Commercial Bank PCL (For. Reg.)	578,600	2,928,100
Thai Beverage PCL	3,872,000	1,645,261
Thai Union Frozen Products PCL (For. Reg.)	253,600	455,460
TOTAL THAILAND		22,595,263
United Kingdom - 0.5%
HSBC Holdings PLC (Hong Kong)	130,078	1,472,038
United States of America - 0.5%
China Natural Gas, Inc. (a)	13,300	7,980
Las Vegas Sands Corp.	27,900	1,550,403
TOTAL UNITED STATES OF AMERICA		1,558,383
TOTAL COMMON STOCKS (Cost $262,935,058)		294,089,152
Money Market Funds - 7.4%

Fidelity Cash Central Fund, 0.11% (b)	5,344,095	5,344,095
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	17,079,923	17,079,923
TOTAL MONEY MARKET FUNDS (Cost $22,424,018)		22,424,018
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $285,359,076)		316,513,170
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(15,419,682)
NET ASSETS - 100%		$ 301,093,488
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,435
Fidelity Securities Lending Cash Central Fund	4,458
Total	$ 9,893
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 29,557,425	$ 28,671,476	$ 885,949	$ -
Consumer Staples	13,566,345	13,566,345	-	-
Energy	14,585,102	9,501,431	5,083,671	-
Financials	103,353,942	96,099,462	7,254,480	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$ 3,509,561	$ 3,509,561	$ -	$ -
Industrials	22,641,055	22,641,055	-	-
Information Technology	53,858,482	39,175,960	12,274,344	2,408,178
Materials	16,208,319	12,258,348	3,949,971	-
Telecommunication Services	24,858,475	10,846,521	14,011,954	-
Utilities	11,950,446	8,967,765	2,982,681	-
Money Market Funds	22,424,018	22,424,018	-	-
Total Investments in Securities:	$ 316,513,170	$ 267,661,942	$ 46,443,050	$ 2,408,178
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $286,712,891. Net unrealized appreciation aggregated $29,800,279, of which $45,325,781 related to appreciated investment securities and $15,525,502 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

1.804845.109

ADIF-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
Australia - 3.4%
ALS Ltd.	8,422	$ 64
Ansell Ltd.	214,491	3,574
Australia & New Zealand Banking Group Ltd.	629,890	16,849
BHP Billiton Ltd. sponsored ADR (d)	367,736	23,068
CSL Ltd.	167,531	9,949
McMillan Shakespeare Ltd.	119,799	875
Telstra Corp. Ltd.	922,510	4,138
Westfield Group unit	695,331	7,012
TOTAL AUSTRALIA		65,529
Austria - 0.2%
Andritz AG	52,900	2,854
Bailiwick of Guernsey - 0.6%
Resolution Ltd.	2,223,018	10,950
Bailiwick of Jersey - 1.6%
Experian PLC	791,300	14,842
Wolseley PLC	111,557	5,339
WPP PLC	528,024	9,533
TOTAL BAILIWICK OF JERSEY		29,714
Belgium - 2.3%
Anheuser-Busch InBev SA NV	288,331	27,726
KBC Groupe SA	321,807	12,908
UCB SA	41,100	2,369
TOTAL BELGIUM		43,003
Bermuda - 0.2%
Bunge Ltd.	42,300	3,215
Brazil - 0.2%
Smiles SA	341,400	4,190
Canada - 2.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	173,700	10,646
Canadian Natural Resources Ltd.	213,700	6,623
CGI Group, Inc. Class A (sub. vtg.) (a)	307,000	10,611
Constellation Software, Inc.	29,100	4,246
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,100	2,820
Suncor Energy, Inc.	265,200	8,381
Tourmaline Oil Corp. (a)	91,600	3,531
TransForce, Inc.	84,900	1,755
Valeant Pharmaceuticals International, Inc. (Canada) (a)	76,500	7,098
TOTAL CANADA		55,711
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 1.5%
Baidu.com, Inc. sponsored ADR (a)	77,300	$ 10,228
Greatview Aseptic Pack Co. Ltd.	3,010,000	1,812
MGM China Holdings Ltd.	691,600	1,993
Sands China Ltd.	1,800,400	9,738
SINA Corp. (a)	12,000	828
Springland International Holdings Ltd.	7,237,000	3,742
TOTAL CAYMAN ISLANDS		28,341
Denmark - 1.5%
Novo Nordisk A/S Series B	173,208	29,388
Finland - 0.3%
Sampo Oyj (A Shares)	113,300	4,968
France - 8.8%
Air Liquide SA	14,900	1,978
Arkema SA	48,400	4,852
AXA SA	218,400	4,816
BNP Paribas SA	192,843	12,477
Bureau Veritas SA	211,200	6,268
Danone SA	97,700	7,721
Dassault Systemes SA (d)	20,147	2,648
Edenred SA	219,610	7,037
Essilor International SA	66,228	7,410
Kering SA	84,600	19,369
LVMH Moet Hennessy - Louis Vuitton SA	55,131	10,022
Publicis Groupe SA	137,900	11,125
Renault SA	45,200	3,558
Sanofi SA	462,224	48,388
Schneider Electric SA	96,000	7,639
Sodexo SA	33,600	3,069
Total SA sponsored ADR	180,500	9,576
TOTAL FRANCE		167,953
Germany - 7.1%
adidas AG	121,900	13,590
Allianz AG	74,587	11,629
BASF AG	206,314	18,296
Bayer AG	254,052	29,522
Brenntag AG	25,200	4,140
Deutsche Post AG	186,756	5,235
Fresenius SE & Co. KGaA	82,500	10,413
HeidelbergCement Finance AG	50,400	3,871
Lanxess AG	41,900	2,620
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
LEG Immobilien AG	2,661	$ 134
Linde AG	75,147	14,476
SAP AG	290,113	21,257
TOTAL GERMANY		135,183
Greece - 0.2%
Jumbo SA	328,000	3,491
Hong Kong - 1.5%
AIA Group Ltd.	4,212,800	19,962
Galaxy Entertainment Group Ltd. (a)	1,750,000	9,218
TOTAL HONG KONG		29,180
India - 2.0%
Apollo Hospitals Enterprise Ltd.	199,507	3,076
Bajaj Auto Ltd.	40,866	1,299
Colgate-Palmolive (India)	84,807	1,917
HDFC Bank Ltd.	804,283	8,062
Housing Development Finance Corp. Ltd.	581,276	7,646
ITC Ltd.	1,141,123	6,407
Mahindra & Mahindra Financial Services Ltd.	752,516	2,889
Pidilite Industries Ltd. (a)	478,104	2,108
United Spirits Ltd. (a)	112,342	4,402
TOTAL INDIA		37,806
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	2,107,000	1,691
Ireland - 0.7%
Accenture PLC Class A	58,000	4,281
DCC PLC (United Kingdom)	51,500	2,088
Ryanair Holdings PLC sponsored ADR	147,800	7,615
TOTAL IRELAND		13,984
Italy - 0.3%
Finmeccanica SpA (a)	300,800	1,572
Prada SpA	203,900	1,903
UniCredit SpA	359,100	1,955
TOTAL ITALY		5,430
Japan - 16.8%
ACOM Co. Ltd. (a)	73,060	2,254
AEON Financial Service Co. Ltd. (d)	283,200	8,264
Aozora Bank Ltd.	1,812,000	5,608
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Cosmos Pharmaceutical Corp.	35,000	$ 3,721
Don Quijote Co. Ltd.	243,300	12,748
Fast Retailing Co. Ltd.	18,000	6,168
Hajime Construction Co. Ltd.	31,600	1,633
Honda Motor Co. Ltd. sponsored ADR (d)	542,906	20,164
Hoya Corp.	391,800	8,459
Japan Tobacco, Inc.	835,500	29,227
JSR Corp.	464,500	8,407
KDDI Corp.	147,900	8,172
Keyence Corp.	54,400	17,780
Miraca Holdings, Inc.	135,200	6,531
Mitsubishi UFJ Financial Group, Inc.	3,268,900	20,277
Monex Group, Inc.	2,132	862
Nitto Denko Corp.	89,200	5,038
Nomura Holdings, Inc.	950,000	7,217
ORIX Corp.	2,420,600	35,972
Park24 Co. Ltd.	116,100	2,139
Pigeon Corp.	53,400	2,517
Rakuten, Inc.	1,338,100	18,081
Santen Pharmaceutical Co. Ltd.	60,700	2,650
Seven & i Holdings Co., Ltd.	277,700	10,494
Seven Bank Ltd.	241,200	894
SHIMANO, Inc.	71,600	6,465
Shinsei Bank Ltd.	2,076,000	4,622
Ship Healthcare Holdings, Inc.	95,400	3,527
SMC Corp.	35,700	7,573
SoftBank Corp.	437,000	27,851
Sumitomo Mitsui Financial Group, Inc.	216,400	9,886
Toyota Motor Corp. sponsored ADR	54,500	6,644
Tsuruha Holdings, Inc.	37,500	3,455
Yahoo! Japan Corp.	7,152	3,813
TOTAL JAPAN		319,113
Kenya - 0.1%
Safaricom Ltd.	28,160,000	2,353
Korea (South) - 0.8%
NHN Corp.	18,085	4,724
Orion Corp.	8,481	7,698
Samsung Electronics Co. Ltd.	2,413	2,749
TOTAL KOREA (SOUTH)		15,171
Common Stocks - continued
	Shares	Value (000s)
Luxembourg - 0.4%
Eurofins Scientific SA	38,800	$ 8,517
Mexico - 0.2%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	28,200	2,806
Grupo Mexico SA de CV Series B	312,056	961
TOTAL MEXICO		3,767
Netherlands - 2.8%
AEGON NV	2,080,900	16,034
ASML Holding NV (Netherlands)	100,059	9,013
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	126,500	4,021
Royal DSM NV	43,400	3,049
Unilever NV (Certificaten Van Aandelen) (Bearer)	524,200	21,032
TOTAL NETHERLANDS		53,149
New Zealand - 0.1%
Ryman Healthcare Group Ltd.	388,844	2,208
Nigeria - 0.2%
Nestle Foods Nigeria PLC	279,995	1,726
Nigerian Breweries PLC (a)	1,891,844	2,030
TOTAL NIGERIA		3,756
Norway - 1.0%
DNB ASA	574,199	9,564
Telenor ASA	459,400	10,174
TOTAL NORWAY		19,738
Singapore - 0.7%
Global Logistic Properties Ltd.	1,960,000	4,380
Super Group Ltd. Singapore	710,000	2,687
United Overseas Bank Ltd.	329,000	5,556
TOTAL SINGAPORE		12,623
South Africa - 1.1%
Life Healthcare Group Holdings Ltd.	641,500	2,341
Nampak Ltd.	1,307,800	4,229
Naspers Ltd. Class N	161,400	13,512
TOTAL SOUTH AFRICA		20,082
Spain - 2.1%
Amadeus IT Holding SA Class A	198,300	6,812
Banco Bilbao Vizcaya Argentaria SA	308,303	2,924
Grifols SA ADR	198,019	6,285
Common Stocks - continued
	Shares	Value (000s)
Spain - continued
Inditex SA	149,351	$ 19,909
Prosegur Compania de Seguridad SA (Reg.)	884,860	4,567
TOTAL SPAIN		40,497
Sweden - 2.4%
ASSA ABLOY AB (B Shares)	87,800	3,887
Atlas Copco AB (A Shares)	177,000	4,619
Investment AB Kinnevik	96,200	2,905
Nordea Bank AB	719,400	9,111
Svenska Cellulosa AB (SCA) (B Shares)	337,000	8,919
Svenska Handelsbanken AB (A Shares)	212,000	9,627
Volvo AB (B Shares)	381,700	5,628
TOTAL SWEDEN		44,696
Switzerland - 5.1%
Compagnie Financiere Richemont SA Series A	61,951	6,065
Nestle SA	415,557	28,126
Novartis AG	13,709	985
Roche Holding AG (participation certificate)	45,503	11,210
SGS SA (Reg.)	1,260	2,852
Syngenta AG (Switzerland)	37,992	15,022
UBS AG	1,389,747	27,366
Zurich Insurance Group AG	21,277	5,727
TOTAL SWITZERLAND		97,353
Taiwan - 0.6%
Cleanaway Co. Ltd.	235,000	1,551
Pacific Hospital Supply Co. Ltd.	573,000	2,063
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	446,000	7,573
TOTAL TAIWAN		11,187
United Kingdom - 19.2%
Alabama Noor Hospitals Group PLC (a)	209,300	2,229
Associated British Foods PLC	125,100	3,700
Barclays PLC	2,571,877	11,236
Barratt Developments PLC (a)	476,600	2,364
BG Group PLC	554,192	10,003
British American Tobacco PLC sponsored ADR	156,000	16,614
BT Group PLC	1,287,400	6,661
Bunzl PLC	74,300	1,593
Capita Group PLC	247,200	3,922
Compass Group PLC	363,100	4,960
Dechra Pharmaceuticals PLC	360,400	3,745
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Diageo PLC	128,735	$ 4,034
Diploma PLC	308,600	2,699
Domino's Pizza UK & IRL PLC	339,182	2,946
Dunelm Group PLC	343,700	5,150
easyJet PLC	89,400	1,920
Filtrona PLC	693,600	8,167
GlaxoSmithKline PLC	1,192,300	30,503
Hikma Pharmaceuticals PLC	196,052	3,316
HSBC Holdings PLC sponsored ADR	691,300	39,231
IMI PLC	96,300	2,010
InterContinental Hotel Group PLC	175,880	5,104
Intertek Group PLC	157,600	7,252
Jazztel PLC (a)	89,400	811
Johnson Matthey PLC	111,500	4,809
Kingfisher PLC	2,080,900	12,583
Lloyds Banking Group PLC (a)	8,717,100	9,076
Next PLC	247,900	18,818
Persimmon PLC	127,100	2,390
Prudential PLC	724,943	12,875
Reckitt Benckiser Group PLC	162,213	11,546
Reed Elsevier PLC	251,700	3,251
Rolls-Royce Group PLC	631,000	11,279
Royal Dutch Shell PLC Class B (United Kingdom)	588,067	20,800
SABMiller PLC	99,100	4,855
Serco Group PLC	504,841	4,815
Spectris PLC	58,200	1,868
Standard Chartered PLC (United Kingdom)	647,897	15,026
Taylor Wimpey PLC	5,017,100	8,128
Tesco PLC	1,217,300	6,802
Travis Perkins PLC	220,300	5,704
Vodafone Group PLC sponsored ADR	776,000	23,241
Whitbread PLC	122,634	6,026
TOTAL UNITED KINGDOM		364,062
United States of America - 6.9%
AbbVie, Inc.	224,800	10,224
Accuray, Inc. (a)(d)	334,600	2,078
Actavis, Inc. (a)	14,900	2,001
Alexion Pharmaceuticals, Inc. (a)	33,100	3,847
Anadarko Petroleum Corp.	34,600	3,063
Beam, Inc.	70,300	4,569
BioMarin Pharmaceutical, Inc. (a)	45,700	2,955
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Coty, Inc. Class A (a)	211,400	$ 3,634
D.R. Horton, Inc.	132,800	2,669
Fidelity National Information Services, Inc.	63,300	2,732
Gilead Sciences, Inc. (a)	191,400	11,762
Google, Inc. Class A (a)	5,095	4,522
Las Vegas Sands Corp.	167,800	9,325
MasterCard, Inc. Class A	17,440	10,649
McGraw-Hill Companies, Inc.	134,800	8,339
Monsanto Co.	44,600	4,406
Noble Energy, Inc.	151,200	9,448
Perrigo Co.	22,100	2,749
PriceSmart, Inc.	21,500	1,957
The Blackstone Group LP	200,220	4,515
Time Warner, Inc.	63,900	3,978
Twenty-First Century Fox, Inc. Class B	145,700	4,370
ViroPharma, Inc. (a)	113,800	3,906
Visa, Inc. Class A	59,300	10,497
Yum! Brands, Inc.	44,900	3,274
TOTAL UNITED STATES OF AMERICA		131,469
TOTAL COMMON STOCKS (Cost $1,455,784)		1,822,322
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
NJOY, Inc. Series C (f)	60,264	487
Nonconvertible Preferred Stocks - 2.0%
Germany - 2.0%
Henkel AG & Co. KGaA	119,400	11,697
ProSiebenSat.1 Media AG	145,600	5,974
Sartorius AG (non-vtg.)	34,600	3,789
Volkswagen AG	67,500	16,043
TOTAL GERMANY		37,503
TOTAL PREFERRED STOCKS (Cost $23,400)		37,990
Investment Companies - 0.6%
	Shares	Value (000s)
United States of America - 0.6%
WisdomTree Japan Hedged Equity ETF (Cost $12,140)	254,600	$ 11,495
Government Obligations - 0.0%
Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 8/15/13 to 10/3/13 (e) (Cost $1,030)	$ 1,030	1,030
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	33,984,504	33,985
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	37,425,168	37,425
TOTAL MONEY MARKET FUNDS (Cost $71,410)		71,410
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,563,764)		1,944,247
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(44,391)
NET ASSETS - 100%		$ 1,899,856
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
182 Nikkei 225 Index Contracts (Japan)	Sept. 2013	$ 12,449	$ (64)
The face value of futures purchased as a percentage of net assets is 0.7%
Security Type Abbreviations
ETF	-	EXCHANGE TRADED FUNDS
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,030,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $487,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc. Series C	6/7/13	$ 487
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 48
Fidelity Securities Lending Cash Central Fund	1,090
Total	$ 1,138
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 335,069	$ 319,945	$ 14,637	$ 487
Consumer Staples	255,880	174,962	80,918	-
Energy	71,425	50,625	20,800	-
Financials	416,116	291,163	124,953	-
Health Care	280,608	171,344	109,264	-
Industrials	142,655	142,655	-	-
Information Technology	147,989	112,995	30,270	4,724
Materials	127,169	112,147	15,022	-
Telecommunication Services	83,401	76,740	6,661	-
Investment Companies	11,495	11,495	-	-
Government Obligations	1,030	-	1,030	-
Money Market Funds	71,410	71,410	-	-
Total Investments in Securities:	$ 1,944,247	$ 1,535,481	$ 403,555	$ 5,211
Derivative Instruments:
Liabilities
Futures Contracts	$ (64)	$ (64)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 35,067
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,577,889,000. Net unrealized appreciation aggregated $366,358,000, of which $404,736,000 related to appreciated investment securities and $38,378,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

1.804858.109

FAEM-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 0.5%
Fortescue Metals Group Ltd.	569,659	$ 1,874,059
Austria - 0.4%
Andritz AG	29,800	1,607,582
Bailiwick of Jersey - 0.4%
WPP PLC	91,400	1,650,145
Bermuda - 2.2%
Brilliance China Automotive Holdings Ltd. (a)	1,800,000	2,151,478
Cosan Ltd. Class A	102,700	1,651,416
Credicorp Ltd. (NY Shares)	20,314	2,413,100
Jardine Matheson Holdings Ltd.	14,400	788,112
Kunlun Energy Co. Ltd.	1,382,000	2,034,973
TOTAL BERMUDA		9,039,079
Brazil - 12.0%
Anhanguera Educacional Participacoes SA	297,400	1,802,898
BM&F Bovespa SA	512,600	2,763,706
BR Malls Participacoes SA	246,800	2,187,431
Brasil Insurance Participacoes e Administracao SA	157,200	1,515,945
BTG Pactual Participations Ltd. unit	159,500	1,926,850
CCR SA	320,500	2,514,717
Cielo SA	109,380	2,696,443
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	53,151	2,371,066
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	137,876	5,208,955
Iguatemi Empresa de Shopping Centers SA	174,600	1,760,274
Itau Unibanco Holding SA sponsored ADR	426,755	5,441,126
Linx SA	71,800	1,189,349
Localiza Rent A Car SA	128,205	1,826,402
Multiplan Empreendimentos Imobiliarios SA	84,608	1,867,692
Multiplus SA	112,500	1,522,289
Odontoprev SA	417,100	1,709,464
Qualicorp SA (a)	253,500	1,855,678
Smiles SA	124,100	1,523,133
Souza Cruz SA	193,100	2,325,986
Ultrapar Participacoes SA	111,600	2,648,932
Weg SA	129,450	1,588,796
TOTAL BRAZIL		48,247,132
British Virgin Islands - 0.5%
Mail.Ru Group Ltd. GDR (e)	60,200	1,923,390
Common Stocks - continued
	Shares	Value
Cayman Islands - 9.1%
51job, Inc. sponsored ADR (a)	22,745	$ 1,512,543
Baidu.com, Inc. sponsored ADR (a)	16,783	2,220,559
Baoxin Auto Group Ltd.	2,592,000	1,904,998
Biostime International Holdings Ltd. (d)	300,500	1,451,045
Cimc Enric Holdings Ltd.	986,000	1,249,727
ENN Energy Holdings Ltd.	364,000	2,015,808
Eurasia Drilling Co. Ltd. GDR (Reg. S)	43,763	1,728,639
Golden Eagle Retail Group Ltd. (H Shares) (d)	1,245,000	1,830,032
Greatview Aseptic Pack Co. Ltd.	2,706,000	1,629,406
Haitian International Holdings Ltd.	1,018,000	1,719,506
Hengdeli Holdings Ltd.	6,342,000	1,635,463
New Oriental Education & Technology Group, Inc. sponsored ADR	66,800	1,482,292
Sands China Ltd.	306,800	1,659,480
Shenzhou International Group Holdings Ltd.	488,000	1,381,144
SINA Corp. (a)	30,000	2,069,100
Sino Biopharmaceutical Ltd.	2,728,000	1,983,847
SouFun Holdings Ltd. ADR	59,050	2,052,578
Tencent Holdings Ltd.	155,800	7,067,208
TOTAL CAYMAN ISLANDS		36,593,375
Chile - 0.3%
Parque Arauco SA	570,093	1,218,070
China - 2.3%
China Merchants Bank Co. Ltd. (H Shares)	1,006,500	1,692,295
China Pacific Insurance Group Co. Ltd. (H Shares)	803,000	2,686,813
Dongfeng Motor Group Co. Ltd. (H Shares)	1,412,000	1,893,445
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	454,500	2,941,861
TOTAL CHINA		9,214,414
Colombia - 1.1%
Almacenes Exito SA	126,261	2,075,085
Grupo de Inversiones Suramerica SA	113,820	2,245,463
TOTAL COLOMBIA		4,320,548
Finland - 0.8%
Kone Oyj (B Shares)	19,300	1,435,275
Nokian Tyres PLC (d)	39,400	1,750,163
TOTAL FINLAND		3,185,438
France - 2.0%
Bureau Veritas SA	54,900	1,629,438
Kering SA	7,200	1,648,463
Common Stocks - continued
	Shares	Value
France - continued
LVMH Moet Hennessy - Louis Vuitton SA	9,781	$ 1,778,111
Pernod Ricard SA	12,784	1,522,144
Sanofi SA sponsored ADR	29,500	1,518,660
TOTAL FRANCE		8,096,816
Germany - 0.4%
SAP AG	20,851	1,527,784
Hong Kong - 1.4%
AIA Group Ltd.	373,200	1,768,413
China Overseas Land and Investment Ltd.	792,000	2,282,377
Galaxy Entertainment Group Ltd. (a)	328,000	1,727,629
TOTAL HONG KONG		5,778,419
India - 8.9%
Asian Paints India Ltd.	227,250	1,895,524
Bajaj Auto Ltd.	62,398	1,983,806
Colgate-Palmolive (India)	57,409	1,297,988
CRISIL Ltd.	86,488	1,681,297
Cummins India Ltd.	207,442	1,458,963
HDFC Bank Ltd.	315,318	3,160,739
Housing Development Finance Corp. Ltd.	268,625	3,533,331
ITC Ltd.	529,062	2,970,676
Larsen & Toubro Ltd.	138,314	1,925,441
Mahindra & Mahindra Ltd.	114,260	1,711,224
Maruti Suzuki India Ltd.	60,538	1,322,360
Sun Pharmaceutical Industries Ltd.	241,214	2,240,708
Sun TV Ltd.	252,696	1,681,110
Tata Consultancy Services Ltd.	108,825	3,246,599
Tata Motors Ltd.	420,441	2,006,586
Titan Industries Ltd.	374,142	1,619,407
United Spirits Ltd. (a)	50,271	1,970,032
TOTAL INDIA		35,705,791
Indonesia - 6.1%
PT ACE Hardware Indonesia Tbk	19,257,500	1,349,103
PT Astra International Tbk	4,705,500	2,975,993
PT Bank Central Asia Tbk	2,970,000	3,005,402
PT Bank Rakyat Indonesia Tbk	3,404,500	2,732,877
PT Global Mediacom Tbk	7,667,000	1,715,798
PT Indocement Tunggal Prakarsa Tbk	904,500	1,834,964
PT Jasa Marga Tbk	2,729,000	1,420,595
PT Kalbe Farma Tbk	13,354,000	1,858,062
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Media Nusantara Citra Tbk	5,565,000	$ 1,678,571
PT Mitra Adiperkasa Tbk	1,216,500	686,520
PT Semen Gresik (Persero) Tbk	1,313,000	1,941,874
PT Surya Citra Media Tbk	5,942,000	1,546,569
PT Tower Bersama Infrastructure Tbk (a)	3,493,000	1,937,253
TOTAL INDONESIA		24,683,581
Italy - 0.4%
Prada SpA	180,100	1,681,268
Korea (South) - 7.9%
Hyundai Mobis	14,407	3,512,963
Hyundai Motor Co.	28,369	5,869,708
LG Household & Health Care Ltd.	4,227	2,226,914
NHN Corp.	11,418	2,982,275
Samsung Electronics Co. Ltd.	15,251	17,372,312
TOTAL KOREA (SOUTH)		31,964,172
Malaysia - 1.1%
Bumiputra-Commerce Holdings Bhd	1,122,200	2,720,380
Public Bank Bhd	362,100	1,925,103
TOTAL MALAYSIA		4,645,483
Mexico - 6.7%
Alsea S.A.B. de CV	641,700	1,753,368
Banregio Grupo Financiero SA	296,165	1,794,693
Bolsa Mexicana de Valores SA de CV	621,520	1,667,086
Coca-Cola FEMSA S.A.B. de CV Series L	178,000	2,514,179
Fomento Economico Mexicano S.A.B. de CV unit	382,000	3,809,607
Grupo Aeroportuario del Pacifico SA de CV Series B	322,721	1,679,961
Grupo Aeroportuario del Sureste SA de CV Series B	151,700	1,799,105
Grupo Financiero Banorte S.A.B. de CV Series O	509,300	3,235,771
Grupo Mexico SA de CV Series B	1,016,300	3,130,994
Grupo Televisa SA de CV	603,500	3,263,490
Mexichem S.A.B. de CV	506,361	2,369,513
TOTAL MEXICO		27,017,767
Netherlands - 1.3%
ASML Holding NV (Netherlands)	20,186	1,818,350
Heineken NV (Bearer)	24,362	1,711,247
Yandex NV (a)	54,377	1,767,253
TOTAL NETHERLANDS		5,296,850
Common Stocks - continued
	Shares	Value
Nigeria - 0.9%
Guaranty Trust Bank PLC GDR (Reg. S)	240,454	$ 1,904,396
Nigerian Breweries PLC (a)	1,521,061	1,631,778
TOTAL NIGERIA		3,536,174
Panama - 0.4%
Copa Holdings SA Class A	11,752	1,635,526
Philippines - 3.2%
Alliance Global Group, Inc.	3,046,200	1,840,339
Ayala Corp.	127,970	1,777,443
International Container Terminal Services, Inc.	820,900	1,732,486
Metropolitan Bank & Trust Co.	675,410	1,650,830
Security Bank Corp.	451,940	1,497,799
SM Investments Corp.	111,526	2,438,428
SM Prime Holdings, Inc.	5,230,400	2,116,236
TOTAL PHILIPPINES		13,053,561
Russia - 2.8%
Magnit OJSC GDR (Reg. S)	58,566	3,373,402
NOVATEK OAO GDR (Reg. S)	24,186	2,812,832
Sberbank (Savings Bank of the Russian Federation)	1,823,600	5,268,061
TOTAL RUSSIA		11,454,295
South Africa - 6.7%
Aspen Pharmacare Holdings Ltd.	103,075	2,286,864
Barloworld Ltd.	202,162	1,680,534
Bidvest Group Ltd.	99,800	2,468,218
Clicks Group Ltd.	289,437	1,684,018
Discovery Ltd.	213,289	1,929,557
Imperial Holdings Ltd.	104,236	2,175,585
Life Healthcare Group Holdings Ltd.	558,765	2,038,978
Mr Price Group Ltd.	152,000	1,982,910
Nampak Ltd.	508,300	1,643,583
Naspers Ltd. Class N	63,600	5,324,336
Shoprite Holdings Ltd.	140,073	2,369,123
Wilson Bayly Holmes-Ovcon Ltd.	83,261	1,317,424
TOTAL SOUTH AFRICA		26,901,130
Sweden - 0.4%
Atlas Copco AB (A Shares)	60,500	1,578,830
Switzerland - 2.4%
Compagnie Financiere Richemont SA Series A	18,301	1,791,637
Nestle SA	21,137	1,430,608
Common Stocks - continued
	Shares	Value
Switzerland - continued
Schindler Holding AG (Reg.)	11,260	$ 1,571,983
SGS SA (Reg.)	640	1,448,809
Swatch Group AG (Bearer)	2,830	1,681,884
Syngenta AG (Switzerland)	4,166	1,647,286
TOTAL SWITZERLAND		9,572,207
Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,292,000	11,191,896
Thailand - 3.0%
Airports of Thailand PCL (For. Reg.)	328,300	1,865,817
BEC World PCL (For. Reg.)	739,600	1,452,280
Kasikornbank PCL (For. Reg.)	488,900	2,919,039
Minor International PCL (For. Reg.)	2,337,500	1,716,555
Siam Commercial Bank PCL (For. Reg.)	518,900	2,625,979
Thai Beverage PCL	3,474,000	1,476,146
TOTAL THAILAND		12,055,816
Togo - 0.4%
Ecobank Transnational, Inc.	17,521,328	1,592,848
Turkey - 2.4%
Coca-Cola Icecek A/S	66,050	1,859,410
Enka Insaat ve Sanayi A/S	693,238	1,919,345
Koc Holding A/S	394,000	1,738,041
Tupras Turkiye Petrol Rafinelleri A/S	81,000	1,732,173
Turkiye Garanti Bankasi A/S	643,375	2,519,064
TOTAL TURKEY		9,768,033
United Kingdom - 3.6%
Aggreko PLC	61,402	1,662,659
British American Tobacco PLC (United Kingdom)	28,800	1,536,388
Burberry Group PLC	70,200	1,633,914
Diageo PLC	53,611	1,680,106
InterContinental Hotel Group PLC	57,562	1,670,318
Intertek Group PLC	32,800	1,509,384
Prudential PLC	96,099	1,706,699
Standard Chartered PLC (United Kingdom)	69,810	1,618,996
Unilever PLC	36,300	1,474,088
TOTAL UNITED KINGDOM		14,492,552
United States of America - 4.3%
American Tower Corp.	20,857	1,476,467
Colgate-Palmolive Co.	26,872	1,608,827
Common Stocks - continued
	Shares	Value
United States of America - continued
FMC Corp.	25,137	$ 1,663,064
Google, Inc. Class A (a)	1,700	1,508,920
MasterCard, Inc. Class A	2,700	1,648,647
Mead Johnson Nutrition Co. Class A	20,030	1,458,985
Philip Morris International, Inc.	16,700	1,489,306
Southern Copper Corp.	70,700	1,843,149
Visa, Inc. Class A	8,400	1,486,884
Yahoo!, Inc. (a)	51,700	1,452,253
Yum! Brands, Inc.	22,235	1,621,376
TOTAL UNITED STATES OF AMERICA		17,257,878
TOTAL COMMON STOCKS (Cost $379,621,063)		399,361,909
Nonconvertible Preferred Stocks - 1.2%

Brazil - 0.4%
Marcopolo SA (PN)	289,700	1,644,471
Colombia - 0.8%
Banco Davivienda SA	137,760	1,678,058
Grupo Aval Acciones y Valores SA	2,099,586	1,518,106
TOTAL COLOMBIA		3,196,164
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,318,764)		4,840,635
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.11% (b)	779,656	779,656
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,445,146	5,445,146
TOTAL MONEY MARKET FUNDS (Cost $6,224,802)		6,224,802
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $391,164,629)		410,427,346
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(7,403,238)
NET ASSETS - 100%		$ 403,024,108
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,923,390 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,120
Fidelity Securities Lending Cash Central Fund	42,602
Total	$ 47,722
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 83,227,513	$ 76,578,104	$ 6,649,409	$ -
Consumer Staples	54,527,109	48,405,919	6,121,190	-
Energy	12,608,965	12,608,965	-	-
Financials	93,967,673	89,100,235	4,867,438	-
Health Care	15,492,261	15,492,261	-	-
Industrials	53,730,746	53,730,746	-	-
Information Technology	65,221,800	47,701,495	14,538,030	2,982,275
Materials	21,473,416	19,826,130	1,647,286	-
Telecommunication Services	1,937,253	1,937,253	-	-
Utilities	2,015,808	2,015,808	-	-
Money Market Funds	6,224,802	6,224,802	-	-
Total Investments in Securities:	$ 410,427,346	$ 373,621,718	$ 33,823,353	$ 2,982,275
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $393,681,783. Net unrealized appreciation aggregated $16,745,563, of which $39,726,328 related to appreciated investment securities and $22,980,765 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

1.804860.109

AGLO-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 0.3%
Flexigroup Ltd.	37,638	$ 153,931
Ramsay Health Care Ltd.	2,770	91,700
TOTAL AUSTRALIA		245,631
Bailiwick of Jersey - 0.7%
Delphi Automotive PLC	7,200	386,784
Genel Energy PLC (a)	16,600	242,174
TOTAL BAILIWICK OF JERSEY		628,958
Bermuda - 1.4%
Beijing Enterprises Water Group Ltd.	664,000	268,833
Brilliance China Automotive Holdings Ltd. (a)	90,000	107,574
China Gas Holdings Ltd.	212,000	239,729
Freescale Semiconductor Holdings I Ltd. (a)	14,300	224,510
Invesco Ltd.	14,500	466,755
TOTAL BERMUDA		1,307,401
Brazil - 0.5%
Brasil Foods SA	8,800	187,468
Kroton Educacional SA	16,100	229,360
TOTAL BRAZIL		416,828
British Virgin Islands - 0.3%
Amira Nature Foods Ltd. (d)	14,300	115,830
Mail.Ru Group Ltd. GDR (Reg. S)	6,200	198,090
TOTAL BRITISH VIRGIN ISLANDS		313,920
Canada - 5.4%
Alaris Royalty Corp.	7,500	248,272
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,600	159,352
B2Gold Corp. (a)	3,688	10,772
Barrick Gold Corp.	5,700	94,343
Black Diamond Group Ltd.	9,700	232,135
Canadian Natural Resources Ltd.	15,000	464,853
Canyon Services Group, Inc.	20,100	246,382
Constellation Software, Inc.	2,600	379,355
Descartes Systems Group, Inc. (a)	22,900	265,097
Dollarama, Inc.	2,000	144,348
Gildan Activewear, Inc.	5,300	236,542
Goldcorp, Inc.	3,400	95,899
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	20,300	223,535
Osisko Mining Corp. (a)	27,700	115,428
Common Stocks - continued
	Shares	Value
Canada - continued
Secure Energy Services, Inc.	15,400	$ 210,511
Stantec, Inc.	5,000	231,234
Suncor Energy, Inc.	14,000	442,450
SunOpta, Inc. (a)	32,000	257,034
Valeant Pharmaceuticals International, Inc. (Canada) (a)	5,400	501,042
Xtreme Drilling & Coil Services Corp. (a)	93,300	336,102
TOTAL CANADA		4,894,686
Cayman Islands - 1.6%
China Medical System Holdings Ltd.	200,000	180,515
Eurasia Drilling Co. Ltd. GDR (Reg. S)	5,300	209,350
Pico Far East Holdings Ltd.	476,000	165,713
SITC International Holdings Co. Ltd.	101,000	32,557
Springland International Holdings Ltd.	178,000	92,034
Tencent Holdings Ltd.	5,200	235,876
Towngas China Co. Ltd.	174,000	168,939
Vinda International Holdings Ltd.	129,000	127,909
Xinyi Glass Holdings Ltd.	248,000	227,356
TOTAL CAYMAN ISLANDS		1,440,249
China - 0.2%
China Oilfield Services Ltd. (H Shares)	98,000	220,625
Curacao - 0.3%
Schlumberger Ltd.	3,600	292,788
Denmark - 0.6%
SimCorp A/S	9,000	287,460
Spar Nord Bank A/S (a)	32,900	227,777
TOTAL DENMARK		515,237
Finland - 0.3%
PK Cables OY	11,300	312,685
France - 2.2%
BNP Paribas SA	2,300	148,814
Bollore	500	239,596
Club Mediterranee SA (a)	11,600	268,672
Gameloft Se (a)	2,500	20,255
Havas SA	33,900	256,567
Orpea	4,900	231,414
Sanofi SA sponsored ADR	10,500	540,540
Ubisoft Entertainment SA (a)	19,460	296,942
TOTAL FRANCE		2,002,800
Common Stocks - continued
	Shares	Value
Germany - 2.7%
Aareal Bank AG (a)	9,045	$ 250,287
adidas AG	2,500	278,708
AURELIUS AG	12,600	377,070
CTS Eventim AG	10,640	478,436
Isra Vision AG	2,600	121,754
Jenoptik AG	24,500	307,227
Krones AG	3,000	253,072
LPKF Laser & Electronics AG	18,000	332,015
MLP AG	14,200	86,785
TOTAL GERMANY		2,485,354
Hong Kong - 0.2%
Galaxy Entertainment Group Ltd. (a)	38,000	200,152
India - 2.5%
Aditya Birla Nuvo Ltd.	11,453	219,302
Berger Paints India Ltd.	18,846	63,625
Britannia Industries Ltd.	9,874	113,432
Dr. Reddy's Laboratories Ltd.	4,801	179,201
Emami Ltd.	22,333	171,787
Idea Cellular Ltd. (a)	76,439	212,215
INFO Edge India Ltd.	9,013	46,668
Ipca Laboratories Ltd.	25,117	275,253
Mahindra & Mahindra Financial Services Ltd.	47,069	180,719
Page Industries Ltd.	1,882	135,304
Pidilite Industries Ltd. (a)	30,949	136,449
Smithkline Beecham Consumer Healthcare Ltd.	708	54,354
Tata Consultancy Services Ltd.	9,183	273,958
Zee Entertainment Enterprises Ltd. (a)	51,844	210,511
TOTAL INDIA		2,272,778
Indonesia - 0.3%
PT Pembangunan Perumahan Persero Tbk	1,938,000	267,766
Ireland - 1.1%
Jazz Pharmaceuticals PLC (a)	1,600	120,816
Ryanair Holdings PLC sponsored ADR	8,800	453,376
Trinity Biotech PLC sponsored ADR	21,541	419,619
TOTAL IRELAND		993,811
Common Stocks - continued
	Shares	Value
Israel - 0.4%
Bezeq Israeli Telecommunication Corp. Ltd.	41,700	$ 67,346
CaesarStone Sdot-Yam Ltd. (a)	8,100	262,764
TOTAL ISRAEL		330,110
Italy - 0.9%
Banca IFIS SpA	35,800	431,973
Brembo SpA	13,900	301,602
Pirelli & C SpA	8,500	111,723
TOTAL ITALY		845,298
Japan - 8.8%
ARNEST ONE Corp.	22,700	430,305
AT-Group Co. Ltd.	13,000	220,407
CAC Corp.	21,900	190,124
Credit Saison Co. Ltd.	3,900	87,671
Descente Ltd.	28,000	208,763
Emori & Co. Ltd.	9,900	146,210
Fuji Heavy Industries Ltd.	8,000	197,896
H.I.S. Co. Ltd.	7,600	371,035
Haseko Corp. (a)	202,500	252,324
Hino Motors Ltd.	11,000	169,309
Hitachi Capital Corp.	10,800	257,673
Kanto Natural Gas Development	18,000	152,221
Kitz Corp.	41,300	197,832
Leopalace21 Corp. (a)	46,500	221,790
Monex Group, Inc.	632	255,614
Nakanishi, Inc.	1,000	137,984
NSD Co. Ltd.	20,500	226,126
Obic Co. Ltd.	1,010	283,782
Okabe Co. Ltd.	21,900	235,530
Otsuka Corp.	2,400	271,596
Relo Holdings Corp.	4,300	210,806
Ryohin Keikaku Co. Ltd.	2,600	228,107
Ryoyo Electro Corp.	16,500	133,132
Sekisui Jushi Corp.	5,000	66,183
Seven & i Holdings Co., Ltd.	13,600	513,941
Shikoku Chemicals Corp.	23,000	174,980
Shinsei Bank Ltd.	194,000	431,948
SoftBank Corp.	3,300	210,316
Tadano Ltd.	14,000	205,045
Tohokushinsha Film Corp.	26,700	249,793
Tokai Rika Co. Ltd.	10,200	220,335
Common Stocks - continued
	Shares	Value
Japan - continued
Tsutsumi Jewelry Co. Ltd.	13,800	$ 318,537
Workman Co. Ltd.	6,300	247,084
Yahoo! Japan Corp.	417	222,320
TOTAL JAPAN		7,946,719
Korea (South) - 2.8%
AJ Rent A Car Co. Ltd.	17,400	195,880
Chong Kun Dang Pharmaceutical Corp.	3,892	243,488
Coway Co. Ltd.	4,095	218,653
EO Technics Co. Ltd.	6,202	241,468
Hana Tour Service, Inc.	2,028	138,785
Hanssem Co. Ltd.	6,840	230,090
Kginicis Co. Ltd.	12,561	195,060
Korea Electric Terminal Co. Ltd.	6,620	219,155
KT Skylife Co. Ltd.	2,470	70,009
Paradise Co. Ltd.	8,969	179,987
Suheung Capsule Co. Ltd.	8,340	244,923
Sung Kwang Bend Co. Ltd.	9,089	234,565
Suprema, Inc. (a)	5,342	117,422
TOTAL KOREA (SOUTH)		2,529,485
Luxembourg - 0.3%
Samsonite International SA	89,700	245,774
Malaysia - 1.2%
Alam Maritim Resources Bhd (a)	453,700	206,831
Cahya Mata Sarawak Bhd	157,600	261,170
Oldtown Bhd	207,200	177,427
Power Root Bhd	318,700	201,243
SapuraKencana Petroleum Bhd (a)	168,000	199,747
TOTAL MALAYSIA		1,046,418
Mexico - 0.5%
Banregio Grupo Financiero SA	38,500	233,301
Compartamos S.A.B. de CV	118,400	214,316
TOTAL MEXICO		447,617
Netherlands - 0.8%
Gemalto NV	2,400	250,957
LyondellBasell Industries NV Class A	4,200	288,582
Yandex NV (a)	7,200	234,000
TOTAL NETHERLANDS		773,539
Common Stocks - continued
	Shares	Value
New Zealand - 0.1%
Summerset Group Holdings Ltd.	51,004	$ 125,062
Panama - 0.6%
Copa Holdings SA Class A	3,702	515,207
Philippines - 0.2%
Alliance Global Group, Inc.	364,300	220,089
Poland - 0.7%
CD Projekt RED SA (a)	79,477	266,067
Eurocash SA	6,700	124,726
Polish Oil & Gas Co. SA	119,100	231,031
TOTAL POLAND		621,824
Russia - 0.4%
Gazprom OAO sponsored ADR (Reg. S)	18,700	144,925
Vozrozhdenie Bank	17,400	220,657
TOTAL RUSSIA		365,582
Singapore - 0.8%
Ezion Holdings Ltd.	119,000	207,877
Flextronics International Ltd. (a)	57,800	500,548
TOTAL SINGAPORE		708,425
South Africa - 1.5%
Famous Brands Ltd.	23,100	228,296
Mediclinic International Ltd.	31,300	218,883
MTN Group Ltd.	6,900	129,565
Naspers Ltd. Class N	3,600	301,378
Omnia Holdings Ltd.	14,300	255,111
Super Group Ltd. (a)	85,700	202,664
TOTAL SOUTH AFRICA		1,335,897
Spain - 0.3%
Melia Hotels International SA	27,200	244,252
Sweden - 1.4%
AarhusKarlshamn AB	12,714	729,507
Fagerhult AB	4,100	111,964
Fenix Outdoor AB	9,600	377,040
Svenska Cellulosa AB (SCA) (B Shares)	1,000	26,465
TOTAL SWEDEN		1,244,976
Switzerland - 2.0%
Autoneum Holding AG	4,100	379,675
Belimo Holding AG (Reg.)	90	211,227
Common Stocks - continued
	Shares	Value
Switzerland - continued
Compagnie Financiere Richemont SA Series A	2,502	$ 244,942
Partners Group Holding AG	900	237,971
TE Connectivity Ltd.	9,300	474,672
VZ Holding AG	1,620	238,593
TOTAL SWITZERLAND		1,787,080
Taiwan - 1.3%
E.SUN Financial Holdings Co. Ltd.	243,000	162,027
ECLAT Textile Co. Ltd.	18,000	138,623
Largan Precision Co. Ltd.	7,000	242,707
St. Shine Optical Co. Ltd.	6,000	167,828
TECO Electric & Machinery Co. Ltd.	201,000	219,127
Topoint Technology Co. Ltd.	369,000	230,048
TOTAL TAIWAN		1,160,360
Thailand - 1.0%
Advanced Info Service PCL (For. Reg.)	20,500	186,542
Airports of Thailand PCL (For. Reg.)	43,400	246,654
Bank of Ayudhya PCL (For. Reg.)	182,900	217,530
Chularat Hospital PCL (a)	680,500	230,310
TOTAL THAILAND		881,036
Turkey - 0.3%
Pegasus Hava Tasimaciligi AS	17,000	245,874
United Kingdom - 3.3%
Aveva Group PLC	2	73
Barclays PLC	94,561	413,136
Bellway PLC	10,400	218,330
Dunelm Group PLC	19,200	287,699
Hikma Pharmaceuticals PLC	14,394	243,493
Hilton Food Group PLC	53,700	332,483
iomart Group PLC	67,618	272,075
Jazztel PLC (a)	15,600	141,539
Prudential PLC	13,259	235,477
Rolls-Royce Group PLC sponsored ADR	2,500	224,075
Ted Baker PLC	10,500	304,288
Whitbread PLC	7,167	352,160
TOTAL UNITED KINGDOM		3,024,828
United States of America - 48.8%
AbbVie, Inc.	6,000	272,880
Aceto Corp.	31,300	485,776
Common Stocks - continued
	Shares	Value
United States of America - continued
Actavis, Inc. (a)	1,700	$ 228,259
Activision Blizzard, Inc.	7,000	125,860
AFC Enterprises, Inc. (a)	1,900	69,920
Alere, Inc. (a)	2,667	89,078
Alliance Data Systems Corp. (a)(d)	2,970	587,407
American Express Co.	4,000	295,080
American Pacific Corp. (a)	2,300	83,651
American Public Education, Inc. (a)	7,000	276,570
Amgen, Inc.	4,400	476,476
AMN Healthcare Services, Inc. (a)	20,800	307,424
Apache Corp.	1,300	104,325
Archer Daniels Midland Co.	9,700	353,759
Barrett Business Services, Inc.	3,000	210,780
BlackRock, Inc. Class A	1,980	558,281
Bloomin' Brands, Inc.	10,800	254,880
Boise Cascade Co.	3,900	103,194
Bonanza Creek Energy, Inc. (a)	2,800	114,072
Boston Scientific Corp. (a)	50,500	551,460
Brinker International, Inc.	5,300	212,795
Brocade Communications Systems, Inc. (a)	23,400	155,844
CAI International, Inc. (a)	4,200	88,158
Cambrex Corp. (a)	5,400	79,110
CBRE Group, Inc. (a)	6,400	148,288
CBS Corp. Class B	8,600	454,424
CECO Environmental Corp.	31,400	419,504
Celgene Corp. (a)	2,300	337,778
Chipotle Mexican Grill, Inc. (a)	100	41,227
Citigroup, Inc.	4,300	224,202
Columbus McKinnon Corp. (NY Shares) (a)	10,900	241,108
Commerce Bancshares, Inc.	6,900	314,847
Community Health Systems, Inc.	1,500	69,090
Comverse, Inc.	7,200	225,504
Con-way, Inc.	10,400	431,080
Conn's, Inc. (a)	3,800	245,556
Crawford & Co. Class B	16,000	125,760
Credit Acceptance Corp. (a)	2,000	224,980
Crimson Wine Group Ltd. (a)	10,613	95,517
CST Brands, Inc. (a)	17,100	557,631
CVS Caremark Corp.	1,800	110,682
Del Frisco's Restaurant Group, Inc. (a)	10,300	216,712
Delta Air Lines, Inc.	6,500	137,995
Dorman Products, Inc.	5,500	258,940
Common Stocks - continued
	Shares	Value
United States of America - continued
Dresser-Rand Group, Inc. (a)	3,500	$ 213,045
Dun & Bradstreet Corp.	5,200	538,876
Electronic Arts, Inc. (a)	27,700	723,524
EMC Corp.	23,800	622,370
Energen Corp.	700	41,923
Energizer Holdings, Inc.	4,300	437,740
EPAM Systems, Inc. (a)	7,500	217,125
EQT Corp.	2,700	233,550
Esterline Technologies Corp. (a)	2,200	179,168
Euronet Worldwide, Inc. (a)	11,700	430,677
Fidelity National Information Services, Inc.	7,900	340,964
Fiesta Restaurant Group, Inc. (a)	9,200	290,260
FleetCor Technologies, Inc. (a)	4,400	394,988
G-III Apparel Group Ltd. (a)	8,000	411,680
Gap, Inc.	3,600	165,240
Generac Holdings, Inc.	10,400	450,840
General Electric Co.	12,000	292,440
Global Brass & Copper Holdings, Inc.	2,000	37,260
Google, Inc. Class A (a)	1,155	1,025,178
Grand Canyon Education, Inc. (a)	8,200	277,324
Greatbatch, Inc. (a)	7,900	298,620
H&R Block, Inc.	13,300	418,019
Hackett Group, Inc.	58,300	324,148
Hanover Insurance Group, Inc.	5,100	274,533
Harley-Davidson, Inc.	1,100	62,447
Harman International Industries, Inc.	8,000	484,240
HCA Holdings, Inc.	1,800	70,200
Healthways, Inc. (a)	17,200	295,152
Hertz Global Holdings, Inc. (a)	18,000	460,980
Hornbeck Offshore Services, Inc. (a)	4,000	211,800
Hospira, Inc. (a)	3,300	134,310
HSN, Inc.	10,800	648,648
Huntington Bancshares, Inc.	17,900	153,045
Icahn Enterprises LP rights (a)	8,000	0
Insperity, Inc.	11,200	370,384
Integrated Silicon Solution, Inc. (a)	41,800	500,346
Interactive Brokers Group, Inc.	4,542	73,580
International Paper Co.	3,200	154,592
Inventure Foods, Inc. (a)	25,200	223,524
Jacobs Engineering Group, Inc. (a)	3,800	224,960
Jarden Corp. (a)	13,950	634,307
Johnson Controls, Inc.	1,600	64,336
Common Stocks - continued
	Shares	Value
United States of America - continued
Juniper Networks, Inc. (a)	26,200	$ 567,754
Kelly Services, Inc. Class A (non-vtg.)	8,100	158,517
KLA-Tencor Corp.	1,900	111,397
Kroger Co.	6,100	239,547
Landec Corp. (a)	21,000	316,890
Lithia Motors, Inc. Class A (sub. vtg.)	7,100	463,204
LSI Corp.	31,800	247,404
Lumber Liquidators Holdings, Inc. (a)	2,400	232,368
Manpower, Inc.	7,800	521,586
Marathon Oil Corp.	6,000	218,160
Marathon Petroleum Corp.	4,000	293,320
Marlin Business Services Corp.	8,400	192,192
Marten Transport Ltd.	25,600	439,296
Matrix Service Co. (a)	12,900	204,465
McGraw-Hill Companies, Inc.	3,000	185,580
Mentor Graphics Corp.	19,055	391,199
MetLife, Inc.	4,500	217,890
Murphy Oil Corp.	6,200	419,864
NetSol Technologies, Inc. (a)	18,500	191,660
NeuStar, Inc. Class A (a)	7,000	392,560
News Corp. Class A (a)	925	14,735
NIKE, Inc. Class B	3,400	213,928
NVIDIA Corp.	9,000	129,870
Oasis Petroleum, Inc. (a)	7,600	319,504
Oceaneering International, Inc.	1,600	129,744
Orchids Paper Products Co.	18,200	493,584
Papa John's International, Inc. (a)	6,100	407,846
PDF Solutions, Inc. (a)	22,100	453,492
PhotoMedex, Inc. (a)(d)	10,100	160,792
PowerSecure International, Inc. (a)	6,600	107,448
Preformed Line Products Co.	3,100	226,145
priceline.com, Inc. (a)	590	516,645
Providence Service Corp. (a)	7,200	198,504
Prudential Financial, Inc.	800	63,176
QUALCOMM, Inc.	2,300	148,465
Rayonier, Inc.	1,000	58,440
Rent-A-Center, Inc.	200	7,998
Republic Airways Holdings, Inc. (a)	26,400	362,472
Rochester Medical Corp. (a)	25,500	376,890
Rosetta Resources, Inc. (a)	6,793	309,829
Ruth's Hospitality Group, Inc.	36,900	441,324
Sapient Corp. (a)	15,900	217,989
Common Stocks - continued
	Shares	Value
United States of America - continued
SEI Investments Co.	7,000	$ 221,270
Shoe Carnival, Inc.	9,000	240,390
Skyworks Solutions, Inc. (a)	11,200	269,024
SLM Corp.	9,800	242,158
Starbucks Corp.	1,800	128,232
Stryker Corp.	3,200	225,472
SurModics, Inc. (a)	4,700	95,128
Take-Two Interactive Software, Inc. (a)	7,000	122,710
Teletech Holdings, Inc. (a)	20,300	508,515
Tenneco, Inc. (a)	12,700	613,791
Tessera Technologies, Inc.	9,487	190,404
The Blackstone Group LP	11,500	259,325
The Cooper Companies, Inc.	2,400	305,640
The Men's Wearhouse, Inc.	11,000	439,230
TJX Companies, Inc.	2,200	114,488
Towers Watson & Co.	5,000	421,150
TripAdvisor, Inc. (a)	1,200	90,024
TrueBlue, Inc. (a)	5,300	141,510
Twenty-First Century Fox, Inc.:
Class A	3,700	110,556
Class B	7,300	218,927
United Therapeutics Corp. (a)	6,300	471,492
Valspar Corp.	2,000	136,240
Vantiv, Inc. (a)	9,000	234,810
Viacom, Inc. Class B (non-vtg.)	7,400	538,498
Virtus Investment Partners, Inc. (a)	1,200	223,800
Virtusa Corp. (a)	8,900	229,442
Visa, Inc. Class A	300	53,103
Web.com Group, Inc. (a)	13,500	350,730
West Corp.	10,300	226,188
Whirlpool Corp.	3,600	482,184
Yahoo!, Inc. (a)	18,000	505,620
Yum! Brands, Inc.	1,500	109,380
TOTAL UNITED STATES OF AMERICA		44,255,311
US Virgin Islands - 0.4%
Altisource Asset Management Corp. (a)	690	231,840
Altisource Residential Corp. Class B (a)	6,800	130,356
TOTAL US VIRGIN ISLANDS		362,196
TOTAL COMMON STOCKS (Cost $78,446,304)		90,074,628
Money Market Funds - 0.8%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $717,325)	717,325	$ 717,325
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $79,163,629)		90,791,953
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(201,657)
NET ASSETS - 100%		$ 90,590,296
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 815
Fidelity Securities Lending Cash Central Fund	7,902
Total	$ 8,717
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 22,567,521	$ 22,567,521	$ -	$ -
Consumer Staples	5,247,311	5,247,311	-	-
Energy	6,621,468	6,621,468	-	-
Financials	10,629,516	9,980,903	648,613	-
Health Care	9,195,826	9,016,625	179,201	-
Industrials	13,340,440	13,340,440	-	-
Information Technology	18,331,467	18,331,467	-	-
Materials	2,516,055	2,516,055	-	-
Telecommunication Services	947,523	947,523	-	-
Utilities	677,501	677,501	-	-
Money Market Funds	717,325	717,325	-	-
Total Investments in Securities:	$ 90,791,953	$ 89,964,139	$ 827,814	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $79,395,058. Net unrealized appreciation aggregated $11,396,895, of which $12,973,280 related to appreciated investment securities and $1,576,385 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

1.804846.109

AEUR-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Austria - 1.2%
Andritz AG	2,500	$ 134,864
Erste Group Bank AG	4,835	146,848
TOTAL AUSTRIA		281,712
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	11,900	58,617
Bailiwick of Jersey - 1.0%
Informa PLC	14,549	116,197
Wolseley PLC	2,588	123,858
TOTAL BAILIWICK OF JERSEY		240,055
Belgium - 2.7%
Anheuser-Busch InBev SA NV	4,200	403,878
KBC Groupe SA	3,019	121,092
UCB SA	1,600	92,220
TOTAL BELGIUM		617,190
Bermuda - 0.8%
Bunge Ltd.	1,200	91,212
Signet Jewelers Ltd.	1,400	102,354
TOTAL BERMUDA		193,566
Canada - 0.7%
Goldcorp, Inc.	2,500	70,514
Suncor Energy, Inc.	3,000	94,811
TOTAL CANADA		165,325
Denmark - 0.5%
Coloplast A/S Series B	1,800	105,220
Finland - 1.7%
Amer Group PLC (A Shares)	6,700	133,076
Raisio Group PLC (V Shares)	13,934	62,099
Sampo Oyj (A Shares)	4,500	197,318
TOTAL FINLAND		392,493
France - 14.5%
Atos Origin SA	1,579	118,706
AXA SA	11,500	253,581
BNP Paribas SA	5,295	342,595
Christian Dior SA	1,800	318,725
Ingenico SA	1,265	94,595
Ipsos SA	3,000	106,681
Common Stocks - continued
	Shares	Value
France - continued
Kering SA	1,300	$ 297,639
Legrand SA	3,300	170,997
Publicis Groupe SA	2,336	188,451
Sanofi SA	5,465	572,097
Schneider Electric SA	3,000	238,705
Technip SA	1,200	132,423
Total SA	9,604	511,782
TOTAL FRANCE		3,346,977
Germany - 13.3%
adidas AG	1,900	211,818
BASF AG	3,837	340,270
Bayer AG	3,800	441,583
Beiersdorf AG	1,100	101,735
Brenntag AG	800	131,439
CTS Eventim AG	2,531	113,809
Daimler AG (Germany)	4,488	311,785
Deutsche Bank AG	5,391	243,206
Deutsche Boerse AG	2,300	162,720
Deutsche Post AG	7,555	211,770
ElringKlinger AG	2,000	74,140
GEA Group AG	3,892	160,587
GSW Immobilien AG	2,300	93,079
HeidelbergCement Finance AG	2,000	153,629
KION Group AG (a)	1,800	59,890
Linde AG	1,300	250,425
TOTAL GERMANY		3,061,885
Ireland - 2.7%
DCC PLC (United Kingdom)	2,900	117,570
FBD Holdings PLC	5,200	111,377
Greencore Group PLC	52,000	116,284
Kingspan Group PLC (United Kingdom)	9,300	129,816
Ryanair Holdings PLC sponsored ADR	2,900	149,408
TOTAL IRELAND		624,455
Italy - 3.0%
Astaldi SpA	12,500	89,466
Azimut Holding SpA	5,200	116,911
Banca Popolare dell'Emilia Romagna Scrl (a)	8,100	48,384
Beni Stabili SpA SIIQ	140,100	90,843
MARR SpA	8,293	108,119
Common Stocks - continued
	Shares	Value
Italy - continued
Prada SpA	12,800	$ 119,490
Prysmian SpA	5,300	107,737
TOTAL ITALY		680,950
Luxembourg - 0.5%
Eurofins Scientific SA	500	109,754
Netherlands - 1.3%
ASML Holding NV (Netherlands)	2,247	202,409
Delta Lloyd NV	4,300	93,073
TOTAL NETHERLANDS		295,482
Norway - 2.2%
DNB ASA	12,600	209,865
Merkantildata ASA	8,500	89,431
Telenor ASA	9,600	212,598
TOTAL NORWAY		511,894
Russia - 0.5%
Magnit OJSC GDR (Reg. S)	2,000	115,200
South Africa - 0.4%
Naspers Ltd. Class N	1,100	92,088
Spain - 1.5%
Criteria CaixaCorp SA	47,500	175,167
Criteria CaixaCorp SA rights 8/13/13 (a)	47,500	3,349
Repsol YPF SA	6,919	165,592
TOTAL SPAIN		344,108
Sweden - 2.7%
ASSA ABLOY AB (B Shares)	3,200	141,684
Investment AB Kinnevik	3,900	117,751
Svenska Cellulosa AB (SCA) (B Shares)	6,500	172,020
Svenska Handelsbanken AB (A Shares)	4,300	195,270
TOTAL SWEDEN		626,725
Switzerland - 12.1%
Adecco SA (Reg.)	2,378	150,962
Aryzta AG	2,460	152,180
Nestle SA	12,600	852,802
Partners Group Holding AG	570	150,715
Roche Holding AG (participation certificate)	3,064	754,867
Schindler Holding AG (participation certificate)	1,235	176,819
Common Stocks - continued
	Shares	Value
Switzerland - continued
Syngenta AG (Switzerland)	594	$ 234,875
UBS AG	16,490	324,705
TOTAL SWITZERLAND		2,797,925
Turkey - 0.4%
Coca-Cola Icecek A/S	3,000	84,455
United Kingdom - 30.8%
Anglo American PLC (United Kingdom)	2,800	59,974
Associated British Foods PLC	5,100	150,823
BG Group PLC	5,100	92,053
BHP Billiton PLC	11,797	337,683
British American Tobacco PLC (United Kingdom)	9,700	517,464
British Land Co. PLC	14,692	133,542
Bunzl PLC	6,100	130,750
Centrica PLC	44,000	261,716
Cineworld Group PLC	15,633	89,181
Compass Group PLC	15,000	204,912
Dechra Pharmaceuticals PLC	10,400	108,057
Diageo PLC	12,036	377,194
Galliford Try PLC	6,500	97,991
GlaxoSmithKline PLC	20,400	521,906
HSBC Holdings PLC (United Kingdom)	20,800	236,152
ICAP PLC	25,210	156,011
ITV PLC	67,800	173,895
Jazztel PLC (a)	2,400	21,775
Kingfisher PLC	31,800	192,294
London Stock Exchange Group PLC	5,400	129,300
Meggitt PLC	18,900	157,415
Next PLC	2,300	174,594
Partnership Assurance Group PLC	9,545	72,456
Prudential PLC	16,004	284,228
Rolls-Royce Group PLC	12,896	230,512
Royal Dutch Shell PLC Class B (United Kingdom)	13,668	483,443
Schroders PLC	3,700	138,183
Serco Group PLC	14,390	137,255
SIG PLC	40,700	112,561
Standard Chartered PLC (United Kingdom)	12,293	285,093
Taylor Wimpey PLC	119,800	194,092
Unilever PLC	7,600	308,624
Unite Group PLC	14,600	86,687
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vodafone Group PLC	105,900	$ 317,179
William Hill PLC	17,700	130,996
TOTAL UNITED KINGDOM		7,105,991
United States of America - 1.5%
Beam, Inc.	1,600	103,984
Colgate-Palmolive Co.	900	53,883
Oracle Corp.	3,400	109,990
Philip Morris International, Inc.	1,000	89,180
TOTAL UNITED STATES OF AMERICA		357,037
TOTAL COMMON STOCKS (Cost $19,906,929)		22,209,104
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.3%
Volkswagen AG	1,200	285,200
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	1,451,324	2,208
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $223,566)		287,408
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.11% (b) (Cost $698,699)	698,699	698,699
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $20,829,194)		23,195,211
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(129,292)
NET ASSETS - 100%		$ 23,065,919
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 561
Fidelity Securities Lending Cash Central Fund	7,782
Total	$ 8,343
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,631,417	$ 3,631,417	$ -	$ -
Consumer Staples	3,861,136	1,401,174	2,459,962	-
Energy	1,480,104	484,879	995,225	-
Financials	4,778,118	3,689,827	1,088,291	-
Health Care	2,705,704	1,611,701	1,094,003	-
Industrials	3,164,264	3,164,264	-	-
Information Technology	615,131	412,722	202,409	-
Materials	1,447,370	874,812	572,558	-
Telecommunication Services	551,552	234,373	317,179	-
Utilities	261,716	261,716	-	-
Money Market Funds	698,699	698,699	-	-
Total Investments in Securities:	$ 23,195,211	$ 16,465,584	$ 6,729,627	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 624,697
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $20,902,464. Net unrealized appreciation aggregated $2,292,747, of which $2,588,142 related to appreciated investment securities and $295,395 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

1.804862.109

AICAP-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 1.0%
CSL Ltd.	9,420	$ 559,426
Fortescue Metals Group Ltd.	122,946	404,467
SEEK Ltd.	33,820	286,664
TOTAL AUSTRALIA		1,250,557
Austria - 0.3%
Andritz AG	6,998	377,512
Bailiwick of Jersey - 1.5%
Experian PLC	26,831	503,269
UBM PLC	36,200	391,818
Wolseley PLC	10,230	489,593
WPP PLC	32,000	577,731
TOTAL BAILIWICK OF JERSEY		1,962,411
Belgium - 1.0%
Anheuser-Busch InBev SA NV	8,780	844,297
KBC Groupe SA	10,035	402,504
TOTAL BELGIUM		1,246,801
Bermuda - 0.7%
Credicorp Ltd. (NY Shares)	3,020	358,746
Invesco Ltd.	10,400	334,776
Signet Jewelers Ltd.	3,900	285,129
TOTAL BERMUDA		978,651
Brazil - 3.0%
BM&F Bovespa SA	73,800	397,896
BR Malls Participacoes SA	39,300	348,323
CCR SA	46,700	366,419
Cielo SA	17,560	432,890
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	15,000	566,700
Iguatemi Empresa de Shopping Centers SA	33,200	334,714
Multiplan Empreendimentos Imobiliarios SA	15,900	350,987
Qualicorp SA (a)	47,200	345,515
Souza Cruz SA	28,200	339,683
Ultrapar Participacoes SA	18,700	443,862
TOTAL BRAZIL		3,926,989
Canada - 2.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,300	447,410
Canadian National Railway Co.	6,500	649,684
Canadian Pacific Railway Ltd.	4,100	503,488
Common Stocks - continued
	Shares	Value
Canada - continued
CGI Group, Inc. Class A (sub. vtg.) (a)	12,900	$ 445,867
Cineplex, Inc.	9,230	333,757
Constellation Software, Inc.	2,550	372,060
Enbridge, Inc.	12,400	550,159
Valeant Pharmaceuticals International, Inc. (Canada) (a)	5,300	491,763
TOTAL CANADA		3,794,188
Cayman Islands - 2.5%
Baidu.com, Inc. sponsored ADR (a)	2,900	383,699
Baoxin Auto Group Ltd.	507,000	372,621
Hengdeli Holdings Ltd.	1,224,000	315,643
Lifestyle International Holdings Ltd.	152,500	362,983
Sa Sa International Holdings Ltd.	280,000	279,076
Sands China Ltd.	88,400	478,155
SouFun Holdings Ltd. ADR	10,800	375,408
Tencent Holdings Ltd.	14,800	671,339
TOTAL CAYMAN ISLANDS		3,238,924
Denmark - 0.6%
Novo Nordisk A/S Series B sponsored ADR	4,600	777,032
Finland - 0.6%
Kone Oyj (B Shares)	5,700	423,889
Nokian Tyres PLC	9,514	422,616
TOTAL FINLAND		846,505
France - 7.9%
Air Liquide SA	5,020	666,366
AXA SA	27,700	610,800
Bureau Veritas SA	15,600	463,010
Casino Guichard Perrachon SA	3,479	357,767
Danone SA	7,870	621,909
Dassault Systemes SA	3,331	437,733
Edenred SA	13,700	438,968
Iliad SA	1,340	316,156
Ingenico SA	4,930	368,660
Kering SA	2,300	526,592
L'Oreal SA	3,600	603,207
LVMH Moet Hennessy - Louis Vuitton SA	3,659	665,178
Pernod Ricard SA	4,900	583,425
Publicis Groupe SA	6,500	524,371
Safran SA	8,800	516,751
Sanofi SA	11,303	1,183,241
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA	8,139	$ 647,606
Sodexo SA	4,800	438,441
Zodiac Aerospace	2,944	427,883
TOTAL FRANCE		10,398,064
Germany - 5.5%
adidas AG	4,900	546,268
BASF AG	9,683	858,699
Bayer AG	8,400	976,131
Bayerische Motoren Werke AG (BMW)	6,962	681,583
Brenntag AG	2,700	443,605
CTS Eventim AG	8,200	368,720
GEA Group AG	8,881	366,437
Henkel AG & Co. KGaA	7,203	598,332
Hugo Boss AG	3,500	405,930
Linde AG	3,200	616,431
MTU Aero Engines Holdings AG	4,000	364,516
Rational AG	1,000	290,948
SAP AG	10,407	762,536
TOTAL GERMANY		7,280,136
Hong Kong - 1.4%
AIA Group Ltd.	154,200	730,678
Galaxy Entertainment Group Ltd. (a)	84,000	442,442
Hysan Development Co. Ltd.	75,000	318,641
Techtronic Industries Co. Ltd.	154,500	378,102
TOTAL HONG KONG		1,869,863
India - 3.1%
Amara Raja Batteries Ltd.	64,973	256,080
Bajaj Auto Ltd.	12,405	394,390
HDFC Bank Ltd.	41,264	413,629
Housing Development Finance Corp. Ltd.	34,802	457,765
ITC Ltd.	75,764	425,414
Maruti Suzuki India Ltd.	13,514	295,193
Sun Pharmaceutical Industries Ltd.	39,182	363,973
Sun TV Ltd.	41,962	279,161
Tata Consultancy Services Ltd.	16,594	495,052
Tata Motors Ltd. sponsored ADR	11,900	286,076
Titan Industries Ltd.	84,777	366,942
TOTAL INDIA		4,033,675
Common Stocks - continued
	Shares	Value
Indonesia - 2.5%
PT ACE Hardware Indonesia Tbk	4,064,000	$ 284,708
PT Astra International Tbk	679,000	429,434
PT Bank Central Asia Tbk	453,500	458,906
PT Bank Rakyat Indonesia Tbk	514,500	413,002
PT Global Mediacom Tbk	1,557,500	348,553
PT Jasa Marga Tbk	553,000	287,867
PT Semen Gresik (Persero) Tbk	239,500	354,211
PT Surya Citra Media Tbk	1,330,500	346,299
PT Tower Bersama Infrastructure Tbk (a)	695,000	385,454
TOTAL INDONESIA		3,308,434
Ireland - 1.0%
Accenture PLC Class A	4,700	346,907
Kerry Group PLC Class A	5,900	362,627
Paddy Power PLC (Ireland)	3,600	291,331
Warner Chilcott PLC	14,726	313,811
TOTAL IRELAND		1,314,676
Italy - 0.3%
Prada SpA	40,100	374,341
Japan - 11.0%
Bridgestone Corp.	15,100	536,697
Daihatsu Motor Co. Ltd.	21,000	462,425
Daikin Industries Ltd.	10,000	416,709
Daito Trust Construction Co. Ltd.	4,900	448,412
DENSO Corp.	11,600	528,404
Dentsu, Inc.	11,700	374,027
Fanuc Corp.	4,200	637,443
Fuji Heavy Industries Ltd.	19,000	470,003
Hoya Corp.	16,400	354,097
Isuzu Motors Ltd.	60,000	427,127
Japan Tobacco, Inc.	19,900	696,124
Kansai Paint Co. Ltd.	31,000	402,737
Keyence Corp.	1,540	503,319
Makita Corp.	7,800	407,088
Miraca Holdings, Inc.	8,500	410,632
MS&AD Insurance Group Holdings, Inc.	16,500	428,383
Nomura Research Institute Ltd.	10,000	327,852
Obic Co. Ltd.	1,210	339,977
ORIX Corp.	39,600	588,479
Park24 Co. Ltd.	16,800	309,541
SHIMANO, Inc.	4,300	388,234
Common Stocks - continued
	Shares	Value
Japan - continued
Shin-Etsu Chemical Co., Ltd.	8,100	$ 506,302
SMC Corp.	2,400	509,121
SoftBank Corp.	11,600	739,291
Sumitomo Mitsui Financial Group, Inc. ADR (d)	76,900	707,480
Sumitomo Mitsui Trust Holdings, Inc.	112,000	517,046
Sumitomo Rubber Industries Ltd.	23,900	398,618
Tokio Marine Holdings, Inc.	15,400	493,096
Toshiba Plant Systems & Services Corp.	19,000	309,325
USS Co. Ltd.	3,080	368,367
Yahoo! Japan Corp.	839	447,307
TOTAL JAPAN		14,453,663
Korea (South) - 1.3%
Hyundai Mobis	1,715	418,181
Samsung Electronics Co. Ltd.	1,155	1,315,653
TOTAL KOREA (SOUTH)		1,733,834
Luxembourg - 0.8%
Eurofins Scientific SA	1,758	385,895
RTL Group	3,604	322,244
SES SA (France) (depositary receipt)	12,360	363,393
TOTAL LUXEMBOURG		1,071,532
Mexico - 1.2%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	4,720	469,593
Grupo Aeroportuario del Pacifico SA de CV Series B	53,204	276,959
Grupo Financiero Banorte S.A.B. de CV Series O	70,900	450,454
Grupo Mexico SA de CV Series B	132,400	407,895
TOTAL MEXICO		1,604,901
Netherlands - 1.9%
AEGON NV	55,600	428,418
ASML Holding NV (Netherlands)	6,839	616,055
Chicago Bridge & Iron Co. NV	5,444	324,354
Heineken Holding NV (A Shares)	8,600	539,558
ING Groep NV (Certificaten Van Aandelen) (a)	61,900	631,810
TOTAL NETHERLANDS		2,540,195
Nigeria - 0.8%
Guaranty Trust Bank PLC	2,173,819	342,451
Common Stocks - continued
	Shares	Value
Nigeria - continued
Nestle Foods Nigeria PLC	52,311	$ 322,537
Nigerian Breweries PLC (a)	304,117	326,254
TOTAL NIGERIA		991,242
Norway - 0.3%
Schibsted ASA (B Shares)	7,100	361,458
Panama - 0.3%
Copa Holdings SA Class A	2,700	375,759
Philippines - 1.2%
Alliance Global Group, Inc.	680,300	410,998
Security Bank Corp.	106,220	352,029
SM Investments Corp.	21,225	464,068
SM Prime Holdings, Inc.	1,017,150	411,542
TOTAL PHILIPPINES		1,638,637
Russia - 0.8%
Magnit OJSC GDR (Reg. S)	7,695	443,232
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	49,400	569,582
TOTAL RUSSIA		1,012,814
South Africa - 1.9%
Aspen Pharmacare Holdings Ltd.	17,300	383,825
Discovery Ltd.	37,600	340,155
Life Healthcare Group Holdings Ltd.	107,200	391,181
Mr Price Group Ltd.	30,100	392,668
Naspers Ltd. Class N	7,300	611,127
Shoprite Holdings Ltd.	24,000	405,924
TOTAL SOUTH AFRICA		2,524,880
Spain - 1.9%
Amadeus IT Holding SA Class A	14,500	498,070
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	75,100	709,695
Grifols SA ADR	13,100	415,794
Inditex SA	4,359	581,059
Viscofan Envolturas Celulosicas SA	6,900	355,381
TOTAL SPAIN		2,559,999
Sweden - 1.7%
ASSA ABLOY AB (B Shares)	10,806	478,450
Atlas Copco AB (A Shares)	21,800	568,901
Hexagon AB (B Shares)	12,200	372,093
Common Stocks - continued
	Shares	Value
Sweden - continued
Investment AB Kinnevik	12,200	$ 368,350
Svenska Cellulosa AB (SCA) (B Shares)	15,800	418,140
TOTAL SWEDEN		2,205,934
Switzerland - 5.6%
Burckhardt Compression Holding AG	797	318,214
Compagnie Financiere Richemont SA Series A	7,168	701,735
Nestle SA	27,800	1,881,581
Partners Group Holding AG	1,230	325,227
Schindler Holding AG (Reg.)	3,240	452,329
SGS SA (Reg.)	210	475,390
Sika AG (Bearer)	145	404,392
Sulzer AG (Reg.)	2,640	395,094
Swatch Group AG (Bearer)	970	576,476
Syngenta AG (Switzerland)	1,627	643,335
TE Connectivity Ltd.	5,400	275,616
UBS AG (NY Shares)	47,400	932,358
TOTAL SWITZERLAND		7,381,747
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	54,321	922,371
Thailand - 1.0%
Airports of Thailand PCL (For. Reg.)	60,100	341,564
BEC World PCL (For. Reg.)	145,300	285,311
Kasikornbank PCL (For. Reg.)	72,700	434,064
Thai Beverage PCL	739,000	314,010
TOTAL THAILAND		1,374,949
Turkey - 0.5%
Coca-Cola Icecek A/S	13,000	365,970
Turkiye Garanti Bankasi A/S	88,000	344,554
TOTAL TURKEY		710,524
United Kingdom - 15.2%
Aberdeen Asset Management PLC	63,800	372,985
Aggreko PLC	16,800	454,915
Ashtead Group PLC	33,040	354,850
Bellway PLC	15,800	331,693
Berkeley Group Holdings PLC	9,659	331,932
British American Tobacco PLC (United Kingdom)	19,500	1,040,263
British Sky Broadcasting Group PLC	31,800	400,551
Burberry Group PLC	19,200	446,882
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Compass Group PLC	41,800	$ 571,022
Croda International PLC	10,900	416,033
Diageo PLC sponsored ADR	6,800	852,244
Domino's Pizza UK & IRL PLC	33,800	293,598
Elementis PLC	100,839	384,577
Filtrona PLC	32,100	377,961
Galiform PLC	67,458	296,368
Halma PLC	44,200	373,850
IMI PLC	15,400	321,422
InterContinental Hotel Group PLC ADR	15,466	447,122
Intertek Group PLC	9,500	437,169
ITV PLC	166,500	427,044
Johnson Matthey PLC	10,278	443,264
Kingfisher PLC	73,400	443,848
Lloyds Banking Group PLC (a)	628,900	654,790
Meggitt PLC	50,300	418,941
Next PLC	6,400	485,826
Oxford Instruments PLC	15,400	333,838
Persimmon PLC	16,500	310,244
Prudential PLC	37,799	671,303
Reckitt Benckiser Group PLC	8,900	633,496
Rexam PLC	59,080	442,007
Rightmove PLC	9,200	340,231
Rolls-Royce Group PLC	35,000	625,614
Rotork PLC	9,300	375,761
SABMiller PLC	12,800	627,096
Schroders PLC	9,900	369,732
Spectris PLC	11,800	378,761
Standard Chartered PLC (United Kingdom)	32,711	758,616
Taylor Wimpey PLC	218,100	353,351
The Weir Group PLC	13,000	424,992
Travis Perkins PLC	17,200	445,337
Unilever PLC	27,700	1,124,855
Whitbread PLC	8,353	410,436
TOTAL UNITED KINGDOM		20,004,820
United States of America - 14.3%
AbbVie, Inc.	6,900	313,812
Affiliated Managers Group, Inc. (a)	1,900	342,665
American Tower Corp.	5,000	353,950
AMETEK, Inc.	7,700	356,356
Amgen, Inc.	3,100	335,699
Common Stocks - continued
	Shares	Value
United States of America - continued
Amphenol Corp. Class A	4,304	$ 338,122
BlackRock, Inc. Class A	1,300	366,548
CBS Corp. Class B	7,060	373,050
Colgate-Palmolive Co.	6,160	368,799
Danaher Corp.	5,369	361,548
eBay, Inc. (a)	6,100	315,309
EMC Corp.	10,500	274,575
Estee Lauder Companies, Inc. Class A	5,488	360,287
FMC Corp.	5,601	370,562
Gilead Sciences, Inc. (a)	5,700	350,265
Google, Inc. Class A (a)	420	372,792
Home Depot, Inc.	4,780	377,763
KKR & Co. LP	15,800	323,110
L Brands, Inc.	5,400	301,158
Las Vegas Sands Corp.	6,116	339,866
Lowe's Companies, Inc.	8,100	361,098
MasterCard, Inc. Class A	680	415,215
McGraw-Hill Companies, Inc.	6,404	396,151
Mead Johnson Nutrition Co. Class A	4,559	332,078
Mettler-Toledo International, Inc. (a)	1,600	352,960
Microsoft Corp.	8,800	280,104
Mondelez International, Inc.	10,000	312,700
Monsanto Co.	3,100	306,218
Moody's Corp.	5,800	393,066
NIKE, Inc. Class B	5,900	371,228
Oracle Corp.	8,800	284,680
Perrigo Co.	2,500	310,975
Philip Morris International, Inc.	4,242	378,302
PPG Industries, Inc.	2,280	365,803
Precision Castparts Corp.	1,513	335,462
priceline.com, Inc. (a)	360	315,241
QUALCOMM, Inc.	5,400	348,570
Rockwell Automation, Inc.	3,900	377,715
Roper Industries, Inc.	2,700	340,092
SBA Communications Corp. Class A (a)	4,800	355,632
Sherwin-Williams Co.	2,100	365,757
Sirona Dental Systems, Inc. (a)	4,500	317,700
The Blackstone Group LP	15,800	356,290
The Walt Disney Co.	5,593	361,587
The Williams Companies, Inc.	8,000	273,360
Time Warner, Inc.	6,200	386,012
Union Pacific Corp.	2,200	348,898
Common Stocks - continued
	Shares	Value
United States of America - continued
United Technologies Corp.	3,481	$ 367,489
Varian Medical Systems, Inc. (a)	3,800	275,500
Visa, Inc. Class A	1,900	336,319
W.R. Grace & Co. (a)	4,100	314,962
Waters Corp. (a)	3,102	313,116
Williams-Sonoma, Inc.	5,800	341,388
Yahoo!, Inc. (a)	10,200	286,518
Yum! Brands, Inc.	4,986	363,579
TOTAL UNITED STATES OF AMERICA		18,838,001
TOTAL COMMON STOCKS (Cost $112,399,383)		129,286,019
Nonconvertible Preferred Stocks - 0.8%

Brazil - 0.3%
Itausa-Investimentos Itau SA (PN)	94,400	346,342
Germany - 0.5%
ProSiebenSat.1 Media AG	9,100	373,355
Sartorius AG (non-vtg.)	2,880	315,402
TOTAL GERMANY		688,757
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $884,770)		1,035,099
Money Market Funds - 0.4%

Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $568,100)	568,100	568,100
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $113,852,253)		130,889,218
NET OTHER ASSETS (LIABILITIES) - 0.6%		784,141
NET ASSETS - 100%		$ 131,673,359
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 452
Fidelity Securities Lending Cash Central Fund	39,679
Total	$ 40,131
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 31,216,611	$ 30,343,687	$ 872,924	$ -
Consumer Staples	18,319,195	13,428,199	4,890,996	-
Energy	1,267,381	1,267,381	-	-
Financials	21,460,500	18,660,550	2,799,950	-
Health Care	9,883,648	8,700,407	1,183,241	-
Industrials	21,922,057	21,922,057	-	-
Information Technology	15,403,214	14,024,623	1,378,591	-
Materials	9,051,979	8,408,644	643,335	-
Telecommunication Services	1,796,533	1,796,533	-	-
Money Market Funds	568,100	568,100	-	-
Total Investments in Securities:	$ 130,889,218	$ 119,120,181	$ 11,769,037	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,956,208
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $114,471,427. Net unrealized appreciation aggregated $16,417,791, of which $18,443,312 related to appreciated investment securities and $2,025,521 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2013